Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 90.5%
Industrial - 18.6%
Boeing Co.	10,453	$3,804,996
3M Co.	10,453	1,811,923
Caterpillar, Inc.	10,453	1,424,640
United Technologies Corp.	10,453	1,360,981
Total Industrial		8,402,540
Financial - 17.6%
Goldman Sachs Group, Inc.	10,453	2,138,684
Visa, Inc. — Class A	10,453	1,814,118
Travelers Companies, Inc.	10,453	1,562,933
American Express Co.	10,453	1,290,318
JPMorgan Chase & Co.	10,453	1,168,645
Total Financial		7,974,698
Consumer, Non-cyclical - 15.5%
UnitedHealth Group, Inc.	10,453	2,550,637
Johnson & Johnson	10,453	1,455,894
Procter & Gamble Co.	10,453	1,146,171
Merck & Company, Inc.	10,453	876,484
Coca-Cola Co.	10,453	532,267
Pfizer, Inc.	10,453	452,824
Total Consumer, Non-cyclical		7,014,277
Consumer, Cyclical - 15.3%
Home Depot, Inc.	10,453	2,173,910
McDonald's Corp.	10,453	2,170,670
Walmart, Inc.	10,453	1,154,952
NIKE, Inc. — Class B	10,453	877,529
Walgreens Boots Alliance, Inc.	10,453	571,466
Total Consumer, Cyclical		6,948,527
Technology - 12.0%
Apple, Inc.	10,453	2,068,858
International Business Machines Corp.	10,453	1,441,468
Microsoft Corp.	10,453	1,400,284
Intel Corp.	10,453	500,385
Total Technology		5,410,995
Communications - 5.8%
Walt Disney Co.	10,453	1,459,657
Verizon Communications, Inc.	10,453	597,180
Cisco Systems, Inc.	10,453	572,093
Total Communications		2,628,930
Energy - 4.6%
Chevron Corp.	10,453	1,300,771
Exxon Mobil Corp.	10,453	801,014
Total Energy		2,101,785
Basic Materials - 1.1%
Dow, Inc.	10,453	515,437
Total Common Stocks
(Cost $34,113,046)		40,997,189

	Face Amount
U.S. TREASURY BILLS†† - 4.4%
U.S. Treasury Bills
2.12% due 08/01/19[1,2]	$1,590,000	1,587,248
1.90% due 08/01/19[1,2]	400,000	399,307
2.11% due 07/16/19[2,3]	6,000	5,995
Total U.S. Treasury Bills
(Cost $1,992,273)		1,992,550

REPURCHASE AGREEMENTS††,4 - 7.0%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[1]	2,133,410	2,133,410
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[1]	529,976	529,976
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[1]	529,975	529,975
Total Repurchase Agreements
(Cost $3,193,361)		3,193,361
Total Investments - 101.9%
(Cost $39,298,680)		$46,183,100
Other Assets & Liabilities, net - (1.9)%		(863,603)
Total Net Assets - 100.0%		$45,319,497

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	2.90%	At Maturity	07/29/19	1,111	$29,539,572	$63,304
Barclays Bank plc	Dow Jones Industrial Average Index	2.87%	At Maturity	07/31/19	752	20,008,142	47,497
						$49,547,714	$110,801

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,997,189	$—	$—	$40,997,189
U.S. Treasury Bills	—	1,992,550	—	1,992,550
Repurchase Agreements	—	3,193,361	—	3,193,361
Equity Index Swap Agreements**	—	110,801	—	110,801
Total Assets	$40,997,189	$5,296,712	$—	$46,293,901

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 63.5%
Federal Farm Credit Bank
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	$1,000,000	$1,000,266
2.34% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[1]	1,000,000	998,535
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	500,000	500,922
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,458
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[1]	1,000,000	1,002,300
Total Federal Agency Notes
(Cost $3,681,137)		3,682,481

U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
2.12% due 08/01/19[2]	150,000	149,740
2.09% due 08/01/19[2]	150,000	149,740
2.11% due 07/16/19[2,3]	100,000	99,915
Total U.S. Treasury Bills
(Cost $399,349)		399,395

REPURCHASE AGREEMENTS††,4 - 31.0%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[5]	1,201,349	1,201,349
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[5]	298,436	298,436
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[5]	298,435	298,435
Total Repurchase Agreements
(Cost $1,798,220)		1,798,220
Total Investments - 101.4%
(Cost $5,878,706)		$5,880,096
Other Assets & Liabilities, net - (1.4)%		(80,248)
Total Net Assets - 100.0%		$5,799,848

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	21	Sep 2019	$2,791,740	$(38,402)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(2.62%)	At Maturity	07/31/19	12	$322,354	$(769)
BNP Paribas	Dow Jones Industrial Average Index	(2.40%)	At Maturity	07/29/19	320	8,511,272	(19,977)
						$8,833,626	$(20,746)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,682,481	$—	$3,682,481
U.S. Treasury Bills	—	399,395	—	399,395
Repurchase Agreements	—	1,798,220	—	1,798,220
Total Assets	$—	$5,880,096	$—	$5,880,096

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$38,402	$—	$—	$38,402
Equity Index Swap Agreements**	—	20,746	—	20,746
Total Liabilities	$38,402	$20,746	$—	$59,148

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 25.8%
Freddie Mac
2.40% due 06/24/21	$1,500,000	$1,500,116
Federal Home Loan Bank
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[1]	1,000,000	999,212
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[1]	500,000	501,150
Federal Farm Credit Bank
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	500,133
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	300,763
Total Federal Agency Notes
(Cost $3,800,394)		3,801,374

U.S. TREASURY BILLS†† - 6.4%
U.S. Treasury Bills
2.12% due 08/01/19[2,3]	750,000	748,702
2.11% due 07/16/19[2,4]	199,000	198,830
Total U.S. Treasury Bills
(Cost $947,372)		947,532

REPURCHASE AGREEMENTS††,5 - 38.9%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[3]	3,823,949	3,823,949
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[3]	949,934	949,934
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[3]	949,934	949,934
Total Repurchase Agreements
(Cost $5,723,817)		5,723,817
Total Investments - 71.1%
(Cost $10,471,583)		$10,472,723
Other Assets & Liabilities, net - 28.9%		4,246,633
Total Net Assets - 100.0%		$14,719,356

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	21	Sep 2019	$3,231,375	$(41,978)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(2.40%)	At Maturity	07/29/19	257	$1,971,406	$(11,315)
Barclays Bank plc	NASDAQ-100 Index	(2.72%)	At Maturity	07/31/19	557	4,273,448	(24,528)
Goldman Sachs International	NASDAQ-100 Index	(2.62%)	At Maturity	07/29/19	2,610	20,024,636	(67,608)
						$26,269,490	$(103,451)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,801,374	$—	$3,801,374
U.S. Treasury Bills	—	947,532	—	947,532
Repurchase Agreements	—	5,723,817	—	5,723,817
Total Assets	$—	$10,472,723	$—	$10,472,723

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$41,978	$—	$—	$41,978
Equity Index Swap Agreements**	—	103,451	—	103,451
Total Liabilities	$41,978	$103,451	$—	$145,429

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 49.9%
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$1,250,000	$1,252,305
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[1]	1,000,000	1,000,885
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	1,000,000	1,000,266
2.52% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[1]	500,000	499,851
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	360,000	360,916
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[1]	2,000,000	2,004,601
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[1]	1,200,000	1,199,054
Total Federal Agency Notes
(Cost $7,313,160)		7,317,878

U.S. TREASURY BILLS†† - 3.5%
U.S. Treasury Bills
2.12% due 08/01/19[2]	400,000	399,307
2.11% due 07/16/19[2,3]	115,000	114,902
Total U.S. Treasury Bills
(Cost $514,123)		514,209

REPURCHASE AGREEMENTS††,4 - 48.4%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[5]	4,749,406	4,749,406
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[5]	1,179,834	1,179,834
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[5]	1,179,834	1,179,834
Total Repurchase Agreements
(Cost $7,109,074)		7,109,074
Total Investments - 101.8%
(Cost $14,936,357)		$14,941,161
Other Assets & Liabilities, net - (1.8)%		(262,608)
Total Net Assets - 100.0%		$14,678,553

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	35	Sep 2019	$2,743,300	$(45,075)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	(1.90%)	At Maturity	07/29/19	897	$1,405,078	$(26,788)
Barclays Bank plc	Russell 2000 Index	(1.87%)	At Maturity	07/31/19	2,033	3,184,072	(99,180)
Goldman Sachs International	Russell 2000 Index	(2.32%)	At Maturity	07/29/19	14,188	22,226,137	(676,742)
						$26,815,287	$(802,710)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$7,317,878	$—	$7,317,878
U.S. Treasury Bills	—	514,209	—	514,209
Repurchase Agreements	—	7,109,074	—	7,109,074
Total Assets	$—	$14,941,161	$—	$14,941,161

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$45,075	$—	$—	$45,075
Equity Index Swap Agreements**	—	802,710	—	802,710
Total Liabilities	$45,075	$802,710	$—	$847,785

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 45.0%
Federal Home Loan Bank
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[1]	$2,100,000	$2,098,345
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[1]	1,500,000	1,503,450
Federal Farm Credit Bank
2.34% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[1]	2,000,000	1,997,071
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	1,000,000	1,001,844
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	601,527
Freddie Mac
2.40% due 06/24/21	1,500,000	1,500,115
Total Federal Agency Notes
(Cost $8,699,487)		8,702,352

U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
2.12% due 08/01/19[2,3]	1,200,000	1,197,923
2.10% due 08/01/19[2,3]	500,000	499,135
2.11% due 07/16/19[3,4]	495,000	494,577
Total U.S. Treasury Bills
(Cost $2,191,332)		2,191,635

REPURCHASE AGREEMENTS††,5 - 42.2%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[2]	5,465,906	5,465,906
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[2]	1,357,824	1,357,824
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[2]	1,357,824	1,357,824
Total Repurchase Agreements
(Cost $8,181,554)		8,181,554
Total Investments - 98.5%
(Cost $19,072,373)		$19,075,541
Other Assets & Liabilities, net - 1.5%		296,284
Total Net Assets - 100.0%		$19,371,825

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	149	Sep 2019	$21,927,213	$(247,697)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.35%)	At Maturity	07/29/19	316	$929,939	$(8,846)
Barclays Bank plc	S&P 500 Index	(2.67%)	At Maturity	07/31/19	611	1,796,657	(17,089)
Goldman Sachs International	S&P 500 Index	(2.72%)	At Maturity	07/29/19	4,778	14,054,579	(126,145)
						$16,781,175	$(152,080)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[5]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$8,702,352	$—	$8,702,352
U.S. Treasury Bills	—	2,191,635	—	2,191,635
Repurchase Agreements	—	8,181,554	—	8,181,554
Total Assets	$—	$19,075,541	$—	$19,075,541

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$247,697	$—	$—	$247,697
Equity Index Swap Agreements**	—	152,080	—	152,080
Total Liabilities	$247,697	$152,080	$—	$399,777

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 81.7%
Technology - 32.8%
Microsoft Corp.	327,842	$43,917,714
Apple, Inc.	196,855	38,961,541
Intel Corp.	212,570	10,175,726
Adobe, Inc.*	23,168	6,826,451
Broadcom, Inc.	18,795	5,410,329
Texas Instruments, Inc.	44,547	5,112,214
NVIDIA Corp.	28,916	4,748,874
QUALCOMM, Inc.	57,722	4,390,912
Intuit, Inc.	12,309	3,216,711
Micron Technology, Inc.*	52,546	2,027,750
Applied Materials, Inc.	44,447	1,996,115
Analog Devices, Inc.	17,556	1,981,546
Activision Blizzard, Inc.	36,371	1,716,711
Cognizant Technology Solutions Corp. — Class A	27,030	1,713,432
Autodesk, Inc.*	10,454	1,702,957
Fiserv, Inc.*	18,633	1,698,584
Workday, Inc. — Class A*	7,692	1,581,322
Advanced Micro Devices, Inc.*	51,355	1,559,651
NXP Semiconductor N.V.	15,607	1,523,399
Electronic Arts, Inc.*	14,114	1,429,184
Xilinx, Inc.	12,056	1,421,643
Paychex, Inc.	17,064	1,404,197
Lam Research Corp.	7,119	1,337,233
Cerner Corp.	15,451	1,132,558
Microchip Technology, Inc.[1]	11,297	979,450
Cadence Design Systems, Inc.*	13,343	944,818
Synopsys, Inc.*	7,117	915,887
KLA-Tencor Corp.	7,674	907,067
NetEase, Inc. ADR	3,464	885,987
Check Point Software Technologies Ltd.*	7,228	835,629
Maxim Integrated Products, Inc.	12,935	773,772
NetApp, Inc.	11,727	723,556
ASML Holding N.V. — Class G	3,475	722,557
Western Digital Corp.	13,912	661,516
Skyworks Solutions, Inc.	8,200	633,614
Citrix Systems, Inc.	6,251	613,473
Take-Two Interactive Software, Inc.*	5,344	606,704
Total Technology		157,190,784
Communications - 29.6%
Amazon.com, Inc.*	21,068	39,894,997
Facebook, Inc. — Class A*	103,761	20,025,873
Alphabet, Inc. — Class C*	15,013	16,227,702
Alphabet, Inc. — Class A*	13,168	14,258,310
Cisco Systems, Inc.	203,251	11,123,927
Comcast Corp. — Class A	215,056	9,092,568
Netflix, Inc.*	20,760	7,625,563
Charter Communications, Inc. — Class A*	10,608	4,192,069
Booking Holdings, Inc.*	2,055	3,852,529
T-Mobile US, Inc.*	40,563	3,007,341
eBay, Inc.	41,381	1,634,550
Baidu, Inc. ADR*	13,231	1,552,790
MercadoLibre, Inc.*	2,342	1,432,765
JD.com, Inc. ADR*	43,931	1,330,670
Sirius XM Holdings, Inc.[1]	218,756	1,220,658
VeriSign, Inc.*	5,659	1,183,636
Expedia Group, Inc.	6,458	859,108
Ctrip.com International Ltd. ADR*	23,122	853,433
Liberty Global plc — Class C*	24,734	656,193
Symantec Corp.	29,352	638,700
Fox Corp. — Class A	16,384	600,310
Fox Corp. — Class B	12,464	455,310
Liberty Global plc — Class A*	9,744	262,991
Total Communications		141,981,993
Consumer, Non-cyclical - 12.1%
PepsiCo, Inc.	66,560	8,728,013
PayPal Holdings, Inc.*	55,787	6,385,380
Amgen, Inc.	28,960	5,336,749
Gilead Sciences, Inc.	60,374	4,078,868
Mondelez International, Inc. — Class A	68,393	3,686,383
Automatic Data Processing, Inc.	20,665	3,416,544
Celgene Corp.*	33,486	3,095,446
Intuitive Surgical, Inc.*	5,482	2,875,583
Illumina, Inc.*	6,980	2,569,687
Vertex Pharmaceuticals, Inc.*	12,161	2,230,084
Biogen, Inc.*	9,206	2,153,007
Kraft Heinz Co.	57,900	1,797,216
Monster Beverage Corp.*	25,809	1,647,388
Regeneron Pharmaceuticals, Inc.*	5,115	1,600,995
Alexion Pharmaceuticals, Inc.*	10,647	1,394,544
Cintas Corp.	4,965	1,178,145
Verisk Analytics, Inc. — Class A	7,771	1,138,141
IDEXX Laboratories, Inc.*	4,084	1,124,448
Align Technology, Inc.*	3,799	1,039,786
Incyte Corp.*	10,182	865,063
BioMarin Pharmaceutical, Inc.*	8,502	728,196
Henry Schein, Inc.*	7,078	494,752
Mylan N.V.*	24,474	465,985
Total Consumer, Non-cyclical		58,030,403
Consumer, Cyclical - 5.9%
Costco Wholesale Corp.	20,886	5,519,334
Starbucks Corp.	57,509	4,820,980
Walgreens Boots Alliance, Inc.	43,412	2,373,334
Marriott International, Inc. — Class A	15,811	2,218,125
Tesla, Inc.*,1	8,417	1,880,863
Ross Stores, Inc.	17,446	1,729,248
O'Reilly Automotive, Inc.*	3,717	1,372,762
Dollar Tree, Inc.*	11,280	1,211,359
PACCAR, Inc.	16,449	1,178,735
United Continental Holdings, Inc.*	12,494	1,093,850
Lululemon Athletica, Inc.*	5,835	1,051,525
Ulta Beauty, Inc.*	2,776	962,967
Fastenal Co.	27,189	886,089
American Airlines Group, Inc.	21,121	688,756
Wynn Resorts Ltd.	5,112	633,837
Hasbro, Inc.	5,976	631,544
Total Consumer, Cyclical		28,253,308
Industrial - 0.7%
CSX Corp.	38,420	2,972,555
J.B. Hunt Transport Services, Inc.	5,163	471,950
Total Industrial		3,444,505

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 81.7% (continued)
Utilities - 0.3%
Xcel Energy, Inc.	24,437	$1,453,757
Financial - 0.3%
Willis Towers Watson plc	6,136	1,175,289
Total Common Stocks
(Cost $304,547,955)		391,530,039

	Face Amount
U.S. TREASURY BILLS†† - 4.9%
U.S. Treasury Bills
2.12% due 08/01/19[2,3]	$17,255,000	17,225,135
1.90% due 08/01/19[2,3]	5,150,000	5,141,086
2.11% due 07/16/19[3,4]	1,209,000	1,207,968
Total U.S. Treasury Bills
(Cost $23,571,188)		23,574,189

FEDERAL AGENCY DISCOUNT NOTES†† - 1.0%
Fannie Mae
1.66% due 07/01/19[3]	5,000,000	5,000,000
Total Federal Agency Discount Notes
(Cost $5,000,000)		5,000,000

REPURCHASE AGREEMENTS††,5 - 11.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[2]	36,951,687	36,951,687
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[2]	9,179,431	9,179,431
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[2]	9,179,431	9,179,431
Total Repurchase Agreements
(Cost $55,310,549)		55,310,549

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[7]	2,886,823	2,886,823
Total Securities Lending Collateral
(Cost $2,886,823)		2,886,823
Total Investments - 99.7%
(Cost $391,316,515)		$478,301,600
Other Assets & Liabilities, net - 0.3%		1,307,393
Total Net Assets - 100.0%		$479,608,993

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	185	Sep 2019	$28,466,875	$461,782

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.87%	At Maturity	07/31/19	30,483	$233,840,516	$1,342,005
Goldman Sachs International	NASDAQ-100 Index	2.92%	At Maturity	07/29/19	25,943	199,010,352	1,043,035
BNP Paribas	NASDAQ-100 Index	2.90%	At Maturity	07/29/19	13,890	106,548,359	611,479
						$539,399,227	$2,996,519

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$391,530,039	$—	$—	$391,530,039
U.S. Treasury Bills	—	23,574,189	—	23,574,189
Federal Agency Discount Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	55,310,549	—	55,310,549
Securities Lending Collateral	2,886,823	—	—	2,886,823
Equity Futures Contracts**	461,782	—	—	461,782
Equity Index Swap Agreements**	—	2,996,519	—	2,996,519
Total Assets	$394,878,644	$86,881,257	$—	$481,759,901

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7%
Financial - 7.3%
Radian Group, Inc.	1,003	$22,919
First Industrial Realty Trust, Inc. REIT	605	22,228
Essent Group Ltd.*	462	21,709
Blackstone Mortgage Trust, Inc. — Class A REIT	605	21,526
Selective Insurance Group, Inc.	281	21,044
EastGroup Properties, Inc. REIT	174	20,181
Rexford Industrial Realty, Inc. REIT	498	20,104
IBERIABANK Corp.	259	19,645
Stifel Financial Corp.	330	19,490
First Financial Bankshares, Inc.	624	19,213
Healthcare Realty Trust, Inc. REIT	613	19,199
STAG Industrial, Inc. REIT	606	18,325
Ryman Hospitality Properties, Inc. REIT	220	17,840
Pebblebrook Hotel Trust REIT	624	17,584
United Bankshares, Inc.	468	17,358
Sabra Health Care REIT, Inc.	858	16,894
Valley National Bancorp	1,556	16,774
Glacier Bancorp, Inc.	407	16,504
Hancock Whitney Corp.	410	16,425
RLI Corp.	191	16,371
PS Business Parks, Inc. REIT	96	16,179
Community Bank System, Inc.	244	16,065
National Health Investors, Inc. REIT	201	15,684
Physicians Realty Trust REIT	890	15,522
Federated Investors, Inc. — Class B	462	15,015
Sunstone Hotel Investors, Inc. REIT	1,094	14,999
RLJ Lodging Trust REIT	826	14,653
Terreno Realty Corp. REIT	298	14,614
Home BancShares, Inc.	744	14,329
Chemical Financial Corp.	343	14,101
UMB Financial Corp.	212	13,954
CenterState Bank Corp.	603	13,887
Atlantic Union Bankshares Corp.	390	13,779
Old National Bancorp	829	13,753
CVB Financial Corp.	640	13,459
Washington Federal, Inc.	384	13,413
Apollo Commercial Real Estate Finance, Inc. REIT	729	13,406
BancorpSouth Bank	459	13,329
Cathay General Bancorp	368	13,215
Fulton Financial Corp.	791	12,949
CNO Financial Group, Inc.	768	12,810
Columbia Banking System, Inc.	352	12,735
Cadence BanCorp	602	12,522
South State Corp.	168	12,377
PotlatchDeltic Corp. REIT	317	12,357
Investors Bancorp, Inc.	1,105	12,321
Ameris Bancorp	314	12,306
Independent Bank Corp.	159	12,108
QTS Realty Trust, Inc. — Class A REIT	262	12,099
Kennedy-Wilson Holdings, Inc.	588	12,095
GEO Group, Inc. REIT	571	11,997
Piedmont Office Realty Trust, Inc. — Class A REIT	600	11,958
CoreCivic, Inc. REIT	571	11,854
American Equity Investment Life Holding Co.	432	11,733
Argo Group International Holdings Ltd.	157	11,626
Agree Realty Corp. REIT	180	11,529
First BanCorp	1,029	11,360
Xenia Hotels & Resorts, Inc. REIT	543	11,322
First Financial Bancorp	467	11,311
CareTrust REIT, Inc.	458	10,891
United Community Banks, Inc.	378	10,796
Acadia Realty Trust REIT	390	10,674
American Assets Trust, Inc. REIT	223	10,508
First Midwest Bancorp, Inc.	511	10,460
WSFS Financial Corp.	252	10,408
Lexington Realty Trust REIT	1,098	10,332
Washington Real Estate Investment Trust	385	10,291
Trustmark Corp.	308	10,241
Mack-Cali Realty Corp. REIT	435	10,131
Simmons First National Corp. — Class A	435	10,118
International Bancshares Corp.	267	10,069
Invesco Mortgage Capital, Inc. REIT	620	9,994
DiamondRock Hospitality Co. REIT	965	9,978
Renasant Corp.	273	9,812
Great Western Bancorp, Inc.	274	9,787
WesBanco, Inc.	253	9,753
WageWorks, Inc.*	192	9,752
Enstar Group Ltd.*	55	9,585
Urban Edge Properties REIT	552	9,566
Independent Bank Group, Inc.	174	9,563
LegacyTexas Financial Group, Inc.	231	9,404
Senior Housing Properties Trust REIT	1,134	9,378
Retail Opportunity Investments Corp. REIT	540	9,250
eHealth, Inc.*	107	9,213
ProAssurance Corp.	255	9,208
Pacific Premier Bancorp, Inc.	294	9,079
First Merchants Corp.	238	9,020
Genworth Financial, Inc. — Class A*	2,426	9,000
Banner Corp.	166	8,989
Four Corners Property Trust, Inc. REIT	328	8,964
Bank of NT Butterfield & Son Ltd.	262	8,898
NMI Holdings, Inc. — Class A*	312	8,858
Cushman & Wakefield plc*	491	8,779
TowneBank	320	8,730
Capitol Federal Financial, Inc.	633	8,716
Eagle Bancorp, Inc.	161	8,715

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Financial - 7.3% (continued)
LTC Properties, Inc. REIT	189	$8,630
Kinsale Capital Group, Inc.	94	8,599
Deluxe Corp.	210	8,539
Northwest Bancshares, Inc.	481	8,470
Uniti Group, Inc. REIT	886	8,417
HFF, Inc. — Class A	183	8,323
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	295	8,313
Ladder Capital Corp. — Class A REIT	494	8,205
Chesapeake Lodging Trust REIT	286	8,128
Ares Management Corp. — Class A	309	8,086
Horace Mann Educators Corp.	198	7,977
Moelis & Co. — Class A	228	7,969
Hope Bancorp, Inc.	578	7,965
Global Net Lease, Inc. REIT	405	7,946
National Storage Affiliates Trust REIT	273	7,901
PennyMac Mortgage Investment Trust REIT	361	7,881
ServisFirst Bancshares, Inc.	228	7,811
Westamerica Bancorporation	125	7,701
NBT Bancorp, Inc.	205	7,690
Redwood Trust, Inc. REIT	461	7,620
Redfin Corp.*	423	7,606
Alexander & Baldwin, Inc. REIT	329	7,600
Axos Financial, Inc.*	277	7,548
National General Holdings Corp.	325	7,456
Hilltop Holdings, Inc.	348	7,402
McGrath RentCorp	116	7,209
Provident Financial Services, Inc.	296	7,178
Houlihan Lokey, Inc.	161	7,169
First Interstate BancSystem, Inc. — Class A	180	7,130
Tanger Factory Outlet Centers, Inc. REIT[1]	438	7,100
Walker & Dunlop, Inc.	133	7,077
Heartland Financial USA, Inc.	157	7,023
Blucora, Inc.*	231	7,015
Berkshire Hills Bancorp, Inc.	222	6,969
Safety Insurance Group, Inc.	71	6,754
Seritage Growth Properties REIT	157	6,745
James River Group Holdings Ltd.	142	6,660
Artisan Partners Asset Management, Inc. — Class A	240	6,605
First Busey Corp.	249	6,576
Veritex Holdings, Inc.	252	6,539
Industrial Logistics Properties Trust REIT	311	6,475
Park National Corp.	65	6,460
Employers Holdings, Inc.	151	6,383
First Commonwealth Financial Corp.	469	6,317
New York Mortgage Trust, Inc. REIT	999	6,194
Newmark Group, Inc. — Class A	688	6,178
Seacoast Banking Corporation of Florida*	242	6,156
PRA Group, Inc.*	216	6,078
S&T Bancorp, Inc.	162	6,072
Office Properties Income Trust REIT	229	6,016
Colony Credit Real Estate, Inc. REIT	388	6,014
OceanFirst Financial Corp.	242	6,014
Kite Realty Group Trust REIT	397	6,007
Hamilton Lane, Inc. — Class A	104	5,934
Easterly Government Properties, Inc. REIT	327	5,922
Monmouth Real Estate Investment Corp. REIT	437	5,921
Waddell & Reed Financial, Inc. — Class A	355	5,918
Sandy Spring Bancorp, Inc.	169	5,895
City Holding Co.	77	5,872
FGL Holdings	699	5,872
AMERISAFE, Inc.	92	5,867
Tompkins Financial Corp.	71	5,794
Brookline Bancorp, Inc.	376	5,783
OFG Bancorp	242	5,752
Summit Hotel Properties, Inc. REIT	496	5,689
Cohen & Steers, Inc.	109	5,607
American Finance Trust, Inc. REIT	513	5,592
Innovative Industrial Properties, Inc. REIT[1]	45	5,560
Lakeland Financial Corp.	118	5,526
Aircastle Ltd.	251	5,336
ARMOUR Residential REIT, Inc.	285	5,312
Kearny Financial Corp.	399	5,303
World Acceptance Corp.*	32	5,251
Heritage Financial Corp.	176	5,199
Universal Health Realty Income Trust REIT	61	5,181
LendingClub Corp.*	1,577	5,173
National Bank Holdings Corp. — Class A	141	5,118
First BanCorp Puerto Rico	140	5,099
Nelnet, Inc. — Class A	86	5,093
Encore Capital Group, Inc.*	148	5,013
Independence Realty Trust, Inc. REIT	431	4,987
Southside Bancshares, Inc.	154	4,987
BancFirst Corp.	89	4,954
United Fire Group, Inc.	102	4,943
Meta Financial Group, Inc.	176	4,937
Getty Realty Corp. REIT	160	4,922
Trupanion, Inc.*	136	4,914
Enterprise Financial Services Corp.	118	4,909
Piper Jaffray Cos.	66	4,902
Granite Point Mortgage Trust, Inc. REIT	255	4,893
TriCo Bancshares	128	4,838

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Financial - 7.3% (continued)
Boston Private Financial Holdings, Inc.	398	$4,804
Essential Properties Realty Trust, Inc. REIT	238	4,770
TPG RE Finance Trust, Inc. REIT	238	4,591
Flagstar Bancorp, Inc.	137	4,540
Stewart Information Services Corp.	112	4,535
RPT Realty REIT	374	4,529
PJT Partners, Inc. — Class A	111	4,498
Universal Insurance Holdings, Inc.	149	4,157
Chatham Lodging Trust REIT	220	4,151
Armada Hoffler Properties, Inc. REIT	250	4,138
Meridian Bancorp, Inc.	230	4,115
Central Pacific Financial Corp.	134	4,015
Focus Financial Partners, Inc. — Class A*	145	3,960
Realogy Holdings Corp.	545	3,946
WisdomTree Investments, Inc.	639	3,943
Columbia Financial, Inc.*	254	3,835
BrightSphere Investment Group plc	336	3,834
MBIA, Inc.*	406	3,780
Lakeland Bancorp, Inc.	234	3,779
Washington Trust Bancorp, Inc.	72	3,757
NexPoint Residential Trust, Inc. REIT	90	3,726
Alexander's, Inc. REIT	10	3,703
iStar, Inc. REIT	296	3,676
Franklin Street Properties Corp. REIT	498	3,675
Ambac Financial Group, Inc.*	217	3,656
Third Point Reinsurance Ltd.*	354	3,653
Enova International, Inc.*	158	3,642
Univest Financial Corp.	138	3,624
TrustCo Bank Corp. NY	456	3,612
ConnectOne Bancorp, Inc.	159	3,603
Bryn Mawr Bank Corp.	95	3,545
HomeStreet, Inc.*	119	3,527
Carolina Financial Corp.	100	3,509
Stock Yards Bancorp, Inc.	97	3,507
NorthStar Realty Europe Corp. REIT	212	3,483
United Financial Bancorp, Inc.	243	3,446
Virtus Investment Partners, Inc.	32	3,437
Triumph Bancorp, Inc.*	118	3,428
Washington Prime Group, Inc. REIT[1]	896	3,423
Camden National Corp.	74	3,394
Marcus & Millichap, Inc.*	110	3,394
Community Healthcare Trust, Inc. REIT	86	3,389
Capstead Mortgage Corp. REIT	405	3,382
Oritani Financial Corp.	189	3,353
German American Bancorp, Inc.	111	3,343
Northfield Bancorp, Inc.	211	3,294
Investors Real Estate Trust REIT	56	3,286
Hanmi Financial Corp.	145	3,229
Saul Centers, Inc. REIT	57	3,199
Great Southern Bancorp, Inc.	53	3,172
Preferred Bank/Los Angeles CA	67	3,166
1st Source Corp.	68	3,155
Community Trust Bancorp, Inc.	74	3,129
Federal Agricultural Mortgage Corp. — Class C	43	3,124
Preferred Apartment Communities, Inc. — Class A REIT	208	3,110
Allegiance Bancshares, Inc.*	93	3,101
Origin Bancorp, Inc.	93	3,069
Gladstone Commercial Corp. REIT	144	3,056
Banc of California, Inc.	217	3,031
International. FCStone, Inc.*	76	3,009
FB Financial Corp.	82	3,001
Urstadt Biddle Properties, Inc. — Class A REIT	142	2,982
FBL Financial Group, Inc. — Class A	46	2,935
Horizon Bancorp, Inc.	179	2,925
Mr Cooper Group, Inc.*	365	2,924
State Auto Financial Corp.	83	2,905
Front Yard Residential Corp. REIT	237	2,896
Dime Community Bancshares, Inc.	152	2,886
Flushing Financial Corp.	130	2,886
Customers Bancorp, Inc.*	136	2,856
National Western Life Group, Inc. — Class A	11	2,827
Midland States Bancorp, Inc.	104	2,779
Peoples Bancorp, Inc.	86	2,774
Hersha Hospitality Trust REIT	167	2,762
New Senior Investment Group, Inc. REIT	397	2,668
PennyMac Financial Services, Inc.	120	2,662
Watford Holdings Ltd.*	97	2,660
First Defiance Financial Corp.	93	2,657
RE/MAX Holdings, Inc. — Class A	86	2,645
Bank of Marin Bancorp	64	2,625
Goosehead Insurance, Inc. — Class A	54	2,581
Peapack Gladstone Financial Corp.	91	2,559
First Foundation, Inc.	187	2,513
Mercantile Bank Corp.	77	2,509
Retail Value, Inc. REIT	72	2,506
CBTX, Inc.	89	2,504
First Community Bankshares, Inc.	74	2,498
TriState Capital Holdings, Inc.*	117	2,497
AG Mortgage Investment Trust, Inc. REIT	156	2,480
QCR Holdings, Inc.	71	2,476
CorEnergy Infrastructure Trust, Inc. REIT	62	2,459
CatchMark Timber Trust, Inc. — Class A REIT	235	2,456

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Financial - 7.3% (continued)
CorePoint Lodging, Inc. REIT	198	$2,453
Heritage Commerce Corp.	200	2,450
First Mid Bancshares, Inc.	70	2,444
Nicolet Bankshares, Inc.*	39	2,420
KKR Real Estate Finance Trust, Inc. REIT	121	2,410
First Bancshares, Inc.	79	2,397
Cowen, Inc. — Class A*	138	2,372
Independent Bank Corp.	108	2,353
Ellington Financial, Inc.	129	2,318
Whitestone REIT — Class B	182	2,310
First of Long Island Corp.	115	2,309
Bridge Bancorp, Inc.	78	2,298
First Financial Corp.	57	2,289
Republic Bancorp, Inc. — Class A	46	2,288
Diamond Hill Investment Group, Inc.	16	2,267
Western Asset Mortgage Capital Corp. REIT	226	2,255
Ready Capital Corp. REIT	150	2,235
City Office REIT, Inc.	186	2,230
Opus Bank	105	2,217
People's Utah Bancorp	75	2,205
United Community Financial Corp.	229	2,191
Pennsylvania Real Estate Investment Trust	333	2,165
Financial Institutions, Inc.	74	2,157
Carter Bank & Trust*	109	2,153
Bancorp, Inc.*	241	2,150
One Liberty Properties, Inc. REIT	74	2,143
Byline Bancorp, Inc.*	112	2,141
Live Oak Bancshares, Inc.	122	2,092
UMH Properties, Inc. REIT	168	2,085
Jernigan Capital, Inc. REIT	100	2,050
Arrow Financial Corp.	59	2,049
B. Riley Financial, Inc.	97	2,023
Waterstone Financial, Inc.	117	1,996
CNB Financial Corp.	70	1,977
American National Bankshares, Inc.	51	1,976
Heritage Insurance Holdings, Inc.	128	1,972
Ladenburg Thalmann Financial Services, Inc.	569	1,952
Old Line Bancshares, Inc.	73	1,943
Bar Harbor Bankshares	73	1,941
HomeTrust Bancshares, Inc.	77	1,936
Atlantic Capital Bancshares, Inc.*	113	1,935
Bank First Corp.	28	1,931
Dynex Capital, Inc. REIT	115	1,926
Equity Bancshares, Inc. — Class A*	72	1,920
Ares Commercial Real Estate Corp. REIT	129	1,917
Paysign, Inc.*	143	1,912
FRP Holdings, Inc.*	34	1,896
Och-Ziff Capital Management Group, Inc. — Class A*	81	1,860
Sierra Bancorp	68	1,844
Amerant Bancorp, Inc.*	93	1,833
Farmers National Banc Corp.	123	1,824
Old Second Bancorp, Inc.	139	1,775
Anworth Mortgage Asset Corp. REIT	468	1,774
Franklin Financial Network, Inc.	63	1,755
Citizens, Inc.*	237	1,730
Spirit MTA REIT	207	1,726
Cambridge Bancorp	21	1,711
Civista Bancshares, Inc.	74	1,661
Exantas Capital Corp. REIT	146	1,651
West Bancorporation, Inc.	77	1,634
EMC Insurance Group, Inc.	45	1,621
RMR Group, Inc. — Class A	34	1,597
MidWestOne Financial Group, Inc.	57	1,594
Capital City Bank Group, Inc.	64	1,590
PCSB Financial Corp.	78	1,579
Orchid Island Capital, Inc. REIT	247	1,571
Global Medical REIT, Inc.	147	1,544
Business First Bancshares, Inc.	60	1,527
RBB Bancorp	78	1,509
Citizens & Northern Corp.	57	1,501
Metropolitan Bank Holding Corp.*	34	1,496
Peoples Financial Services Corp.	33	1,485
Rafael Holdings, Inc. — Class B*	51	1,466
Southern National Bancorp of Virginia, Inc.	94	1,439
Target Hospitality Corp.*	158	1,438
Consolidated-Tomoka Land Co.	24	1,433
Braemar Hotels & Resorts, Inc. REIT	144	1,426
Home Bancorp, Inc.	37	1,424
Summit Financial Group, Inc.	53	1,423
United Insurance Holdings Corp.	99	1,412
Farmers & Merchants Bancorp Incorporated/Archbold OH	48	1,398
Hingham Institution for Savings	7	1,386
Westwood Holdings Group, Inc.	39	1,373
Enterprise Bancorp, Inc.	43	1,364
Ocwen Financial Corp.*	646	1,337
On Deck Capital, Inc.*	319	1,324
Southern Missouri Bancorp, Inc.	38	1,323
SmartFinancial, Inc.*	61	1,323
First Bancorp, Inc.	49	1,316
HarborOne Bancorp, Inc.*	70	1,311
ACNB Corp.	33	1,306
Bridgewater Bancshares, Inc.*	112	1,292
Southern First Bancshares, Inc.*	33	1,292
Ashford Hospitality Trust, Inc. REIT	432	1,283
Macatawa Bank Corp.	125	1,282
Spirit of Texas Bancshares, Inc.*	56	1,260
HCI Group, Inc.	31	1,255
Oppenheimer Holdings, Inc. — Class A	46	1,252
Global Indemnity Ltd.	40	1,238

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Financial - 7.3% (continued)
Health Insurance Innovations, Inc. — Class A*	47	$1,218
Guaranty Bancshares, Inc.	39	1,215
Central Valley Community Bancorp	56	1,202
Cherry Hill Mortgage Investment Corp. REIT	75	1,200
Bluerock Residential Growth REIT, Inc.	102	1,198
Arlington Asset Investment Corp. — Class A1	173	1,190
Greenlight Capital Re Ltd. — Class A*	140	1,189
Investors Title Co.	7	1,169
National Bankshares, Inc.	30	1,168
Ames National Corp.	43	1,165
Regional Management Corp.*	44	1,160
Reliant Bancorp, Inc.	49	1,158
Amalgamated Bank — Class A	66	1,152
Territorial Bancorp, Inc.	37	1,143
Century Bancorp, Inc. — Class A	13	1,143
Northrim BanCorp, Inc.	32	1,141
LCNB Corp.	60	1,140
FVCBankcorp, Inc.*	58	1,126
Safeguard Scientifics, Inc.*	93	1,123
Greenhill & Company, Inc.	81	1,101
Baycom Corp.*	50	1,095
First Choice Bancorp	48	1,092
Cedar Realty Trust, Inc. REIT	411	1,089
Safehold, Inc. REIT	36	1,087
Western New England Bancorp, Inc.	116	1,083
Great Ajax Corp. REIT	77	1,078
Orrstown Financial Services, Inc.	49	1,077
Timberland Bancorp, Inc.	36	1,076
Investar Holding Corp.	45	1,073
Capstar Financial Holdings, Inc.	70	1,060
Marlin Business Services Corp.	42	1,047
Luther Burbank Corp.	96	1,045
Parke Bancorp, Inc.	43	1,030
Republic First Bancorp, Inc.*	209	1,026
First Internet Bancorp	47	1,012
Codorus Valley Bancorp, Inc.	44	1,012
Pacific City Financial Corp.	59	1,005
Shore Bancshares, Inc.	61	997
Penns Woods Bancorp, Inc.	22	995
Northeast Bank	36	993
FS Bancorp, Inc.	19	985
Farmland Partners, Inc. REIT	139	980
Forestar Group, Inc.*	50	977
Norwood Financial Corp.	28	975
Entegra Financial Corp.*	32	964
MutualFirst Financial, Inc.	28	953
Howard Bancorp, Inc.*	62	941
First Business Financial Services, Inc.	40	940
First Bank/Hamilton NJ	80	939
BankFinancial Corp.	67	937
Premier Financial Bancorp, Inc.	62	930
Independence Holding Co.	24	929
BCB Bancorp, Inc.	67	928
Bankwell Financial Group, Inc.	32	918
Curo Group Holdings Corp.*	83	917
Stratus Properties, Inc.*	28	908
Select Bancorp, Inc.*	79	904
Gladstone Land Corp. REIT	78	899
Altus Midstream Co. — Class A*	241	897
Hallmark Financial Services, Inc.*	63	896
MidSouth Bancorp, Inc.	75	889
Bank of Commerce Holdings	83	887
Community Bankers Trust Corp.	104	881
C&F Financial Corp.	16	874
Fidelity D&D Bancorp, Inc.	13	874
SB One Bancorp	39	872
Riverview Bancorp, Inc.	102	871
Evans Bancorp, Inc.	23	868
Unity Bancorp, Inc.	38	863
MBT Financial Corp.	86	862
eXp World Holdings, Inc.*	76	846
CBL & Associates Properties, Inc. REIT	813	846
Crawford & Co. — Class A	79	832
Mid Penn Bancorp, Inc.	33	823
Chemung Financial Corp.	17	822
NI Holdings, Inc.*	46	810
Bank of Princeton	27	810
First Capital, Inc.	16	809
Sterling Bancorp, Inc.	81	808
MMA Capital Holdings, Inc.*	24	803
Prudential Bancorp, Inc.	42	795
Malvern Bancorp, Inc.*	36	792
FedNat Holding Co.	55	785
Protective Insurance Corp. — Class B	45	782
Esquire Financial Holdings, Inc.*	31	780
Community Financial Corp.	23	776
MainStreet Bancshares, Inc.*	34	775
Clipper Realty, Inc. REIT	69	771
Ohio Valley Banc Corp.	20	771
Pacific Mercantile Bancorp*	93	767
MVB Financial Corp.	45	763
Franklin Financial Services Corp.	20	762
DNB Financial Corp.	17	756
Tiptree, Inc. — Class A	119	750
Donegal Group, Inc. — Class A	49	748
United Security Bancshares	65	740
Pzena Investment Management, Inc. — Class A	85	730
Hawthorn Bancshares, Inc.	27	724
Union Bankshares, Inc.	19	703
First Northwest Bancorp	43	699
Merchants Bancorp	41	698
Mackinac Financial Corp.	44	695
ESSA Bancorp, Inc.	45	686
OP Bancorp	62	672
Medallion Financial Corp.*	99	667
1st Constitution Bancorp	36	665
BRT Apartments Corp. REIT	47	664
Peoples Bancorp of North Carolina, Inc.	22	661

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Financial - 7.3% (continued)
Palomar Holdings, Inc.*	27	$649
Oak Valley Bancorp	33	645
FNCB Bancorp, Inc.	82	635
Level One Bancorp, Inc.	25	625
Colony Bankcorp, Inc.	36	610
PDL Community Bancorp*	42	600
Provident Financial Holdings, Inc.	28	588
Silvercrest Asset Management Group, Inc. — Class A	41	575
Coastal Financial Corp.*	37	572
Provident Bancorp, Inc.*	20	560
Altisource Portfolio Solutions S.A.*	28	550
First Financial Northwest, Inc.	38	538
GAMCO Investors, Inc. — Class A	25	479
Greene County Bancorp, Inc.	16	471
Capital Bancorp, Inc.*	38	467
First Guaranty Bancshares, Inc.	22	459
Elevate Credit, Inc.*	106	437
CIM Commercial Trust Corp. REIT	19	392
GAIN Capital Holdings, Inc.	91	376
Associated Capital Group, Inc. — Class A	9	337
Bank7 Corp.*	18	333
Maui Land & Pineapple Company, Inc.*	32	329
Siebert Financial Corp.*	36	324
Legacy Housing Corp.*	22	274
South Plains Financial, Inc.*	16	264
Griffin Industrial Realty, Inc.	5	177
American Realty Investors, Inc.*	12	164
Red River Bancshares, Inc.*	3	145
Transcontinental Realty Investors, Inc.*	5	128
GWG Holdings, Inc.	9	64
Total Financial		2,437,963
Consumer, Non-cyclical - 6.8%
Array BioPharma, Inc.*	1,068	49,480
Haemonetics Corp.*	246	29,604
Novocure Ltd.*	406	25,671
Insperity, Inc.	186	22,718
Teladoc Health, Inc.*	342	22,712
Blueprint Medicines Corp.*	234	22,073
Chegg, Inc.*	556	21,456
Aaron's, Inc.	324	19,897
Performance Food Group Co.*	493	19,735
Repligen Corp.*	227	19,511
Brink's Co.	239	19,402
HealthEquity, Inc.*	294	19,228
Amedisys, Inc.*	150	18,212
Strategic Education, Inc.	102	18,156
Wright Medical Group N.V.*	605	18,041
LHC Group, Inc.*	144	17,220
Tandem Diabetes Care, Inc.*	266	17,162
Spark Therapeutics, Inc.*	165	16,893
FibroGen, Inc.*	372	16,807
LivaNova plc*	233	16,767
Ultragenyx Pharmaceutical, Inc.*	262	16,637
LiveRamp Holdings, Inc.*	327	15,853
Helen of Troy Ltd.*	120	15,671
Darling Ingredients, Inc.*	787	15,653
Globus Medical, Inc. — Class A*	364	15,397
Merit Medical Systems, Inc.*	257	15,307
Neogen Corp.*	246	15,279
Syneos Health, Inc.*	298	15,225
FTI Consulting, Inc.*	181	15,175
Boston Beer Company, Inc. — Class A*	40	15,110
ASGN, Inc.*	245	14,847
NuVasive, Inc.*	249	14,576
TriNet Group, Inc.*	214	14,509
Arena Pharmaceuticals, Inc.*	239	14,013
Amicus Therapeutics, Inc.*	1,110	13,853
Ensign Group, Inc.	243	13,832
Global Blood Therapeutics, Inc.*	261	13,729
Lancaster Colony Corp.	91	13,523
ACADIA Pharmaceuticals, Inc.*	505	13,499
Iovance Biotherapeutics, Inc.*	550	13,486
HMS Holdings Corp.*	416	13,474
Monro, Inc.	157	13,392
Integer Holdings Corp.*	156	13,092
Sanderson Farms, Inc.	95	12,973
Glaukos Corp.*	171	12,893
ABM Industries, Inc.	319	12,760
Mirati Therapeutics, Inc.*	120	12,360
PTC Therapeutics, Inc.*	274	12,330
Medicines Co.*	337	12,290
Adtalem Global Education, Inc.*	271	12,209
AMN Healthcare Services, Inc.*	221	11,989
Arrowhead Pharmaceuticals, Inc.*	448	11,872
Halozyme Therapeutics, Inc.*	686	11,785
Green Dot Corp. — Class A*	238	11,638
Immunomedics, Inc.*	839	11,637
J&J Snack Foods Corp.	72	11,588
CONMED Corp.	131	11,210
Healthcare Services Group, Inc.	357	10,824
Korn Ferry	270	10,819
MyoKardia, Inc.*	213	10,680
Emergent BioSolutions, Inc.*	219	10,580
Ligand Pharmaceuticals, Inc. — Class B*	92	10,502
WD-40 Co.	66	10,497
Harsco Corp.*	381	10,455
Tenet Healthcare Corp.*	493	10,185
Quidel Corp.*	170	10,084
Avis Budget Group, Inc.*	284	9,985
Avanos Medical, Inc.*	227	9,899
Invitae Corp.*	415	9,753
Zogenix, Inc.*	204	9,747
Cimpress N.V.*	105	9,543
Insmed, Inc.*	372	9,523
EVERTEC, Inc.	291	9,516
Intercept Pharmaceuticals, Inc.*	119	9,469
iRhythm Technologies, Inc.*	119	9,411
Myriad Genetics, Inc.*	336	9,334
Xencor, Inc.*	227	9,291
NeoGenomics, Inc.*	420	9,215
Nevro Corp.*	142	9,206

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Patterson Companies, Inc.	401	$9,183
Reata Pharmaceuticals, Inc. — Class A*	96	9,058
Acceleron Pharma, Inc.*	216	8,873
Sotheby's*	152	8,836
Portola Pharmaceuticals, Inc.*	320	8,682
Medpace Holdings, Inc.*	132	8,635
Pacira BioSciences, Inc.*	194	8,437
Select Medical Holdings Corp.*	527	8,364
REGENXBIO, Inc.*	160	8,219
Simply Good Foods Co.*	340	8,187
Ironwood Pharmaceuticals, Inc. — Class A*	737	8,063
Audentes Therapeutics, Inc.*	210	7,951
Prestige Consumer Healthcare, Inc.*	249	7,888
Supernus Pharmaceuticals, Inc.*	236	7,809
Hertz Global Holdings, Inc.*	486	7,757
Magellan Health, Inc.*	104	7,720
BioTelemetry, Inc.*	159	7,656
Cambrex Corp.*	162	7,583
Calavo Growers, Inc.	78	7,546
Genomic Health, Inc.*	129	7,504
Natera, Inc.*	268	7,391
US Physical Therapy, Inc.	60	7,354
Universal Corp.	118	7,171
Laureate Education, Inc. — Class A*	456	7,164
CareDx, Inc.*	197	7,090
Cardiovascular Systems, Inc.*	164	7,040
Biohaven Pharmaceutical Holding Company Ltd.*	160	7,006
Edgewell Personal Care Co.*	259	6,980
Hostess Brands, Inc.*	480	6,931
Medifast, Inc.	54	6,928
Enanta Pharmaceuticals, Inc.*	82	6,919
Coca-Cola Consolidated, Inc.	23	6,883
AnaptysBio, Inc.*	118	6,658
Heron Therapeutics, Inc.*	354	6,581
Coherus Biosciences, Inc.*	297	6,564
B&G Foods, Inc.[1]	310	6,448
Brookdale Senior Living, Inc. — Class A*	885	6,381
Viad Corp.	96	6,359
Veracyte, Inc.*	223	6,358
ICF International, Inc.	87	6,334
Career Education Corp.*	331	6,312
Cal-Maine Foods, Inc.	151	6,300
STAAR Surgical Co.*	213	6,258
Rent-A-Center, Inc.*	233	6,205
R1 RCM, Inc.*	491	6,177
Atrion Corp.	7	5,969
Aerie Pharmaceuticals, Inc.*	202	5,969
Sangamo Therapeutics, Inc.*	551	5,934
Editas Medicine, Inc.*	238	5,888
Apellis Pharmaceuticals, Inc.*	232	5,879
Momenta Pharmaceuticals, Inc.*	472	5,876
Inogen, Inc.*	88	5,875
K12, Inc.*	185	5,626
Athenex, Inc.*	284	5,623
Inter Parfums, Inc.	84	5,585
Esperion Therapeutics, Inc.*	120	5,582
Varex Imaging Corp.*	180	5,517
Huron Consulting Group, Inc.*	107	5,391
ArQule, Inc.*	489	5,384
Herc Holdings, Inc.*	116	5,316
AtriCure, Inc.*	178	5,311
Radius Health, Inc.*	216	5,262
CryoLife, Inc.*	175	5,238
Lantheus Holdings, Inc.*	183	5,179
Corcept Therapeutics, Inc.*	464	5,174
USANA Health Sciences, Inc.*	65	5,163
Matthews International Corp. — Class A	148	5,158
Fate Therapeutics, Inc.*	251	5,095
Central Garden & Pet Co. — Class A*	204	5,026
Cardtronics plc — Class A*	183	5,000
Allogene Therapeutics, Inc.*	186	4,994
G1 Therapeutics, Inc.*	162	4,967
Tactile Systems Technology, Inc.*	87	4,952
Vector Group Ltd.	507	4,943
CBIZ, Inc.*	246	4,819
NanoString Technologies, Inc.*	158	4,795
National Healthcare Corp.	59	4,788
Denali Therapeutics, Inc.*	230	4,775
Evo Payments, Inc. — Class A*	150	4,730
Epizyme, Inc.*	372	4,669
Orthofix Medical, Inc.*	87	4,601
Spectrum Pharmaceuticals, Inc.*	534	4,598
Ra Pharmaceuticals, Inc.*	150	4,510
ZIOPHARM Oncology, Inc.*	769	4,483
Innoviva, Inc.*	306	4,455
Endo International plc*	1,078	4,441
Aimmune Therapeutics, Inc.*	213	4,435
Navigant Consulting, Inc.	187	4,337
Atara Biotherapeutics, Inc.*	213	4,283
Weight Watchers International, Inc.*	224	4,278
TrueBlue, Inc.*	191	4,213
Kelly Services, Inc. — Class A	159	4,164
Natus Medical, Inc.*	162	4,162
Luminex Corp.	201	4,149
Tricida, Inc.*	105	4,143
Pacific Biosciences of California, Inc.*	682	4,126
Alder Biopharmaceuticals, Inc.*	350	4,120
Andersons, Inc.	151	4,113
MGP Ingredients, Inc.	62	4,111
Chefs' Warehouse, Inc.*	116	4,068
Fresh Del Monte Produce, Inc.	149	4,016
Vericel Corp.*	211	3,986
Retrophin, Inc.*	198	3,978
OPKO Health, Inc.*	1,628	3,972
Dicerna Pharmaceuticals, Inc.*	248	3,906
Inspire Medical Systems, Inc.*	64	3,882
Madrigal Pharmaceuticals, Inc.*	37	3,878
MacroGenics, Inc.*	228	3,869

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Addus HomeCare Corp.*	51	$3,822
ACCO Brands Corp.	482	3,793
Kforce, Inc.	108	3,790
Tivity Health, Inc.*	228	3,748
CorVel Corp.*	43	3,741
Mallinckrodt plc*	403	3,700
Cerus Corp.*	653	3,670
Amphastar Pharmaceuticals, Inc.*	172	3,631
ANI Pharmaceuticals, Inc.*	44	3,617
Allakos, Inc.*	83	3,596
Vanda Pharmaceuticals, Inc.*	250	3,523
Cara Therapeutics, Inc.*	163	3,505
Omeros Corp.*	223	3,499
SP Plus Corp.*	109	3,480
Clovis Oncology, Inc.*	234	3,480
Theravance Biopharma, Inc.*	212	3,462
AngioDynamics, Inc.*	175	3,446
Intersect ENT, Inc.*	147	3,346
National Research Corp. — Class A	58	3,340
Hanger, Inc.*	174	3,332
Cass Information Systems, Inc.	68	3,297
John B Sanfilippo & Son, Inc.	41	3,267
TG Therapeutics, Inc.*	377	3,261
UroGen Pharma Ltd.*	90	3,235
Axogen, Inc.*	163	3,227
Amneal Pharmaceuticals, Inc.*	449	3,219
Providence Service Corp.*	56	3,211
Voyager Therapeutics, Inc.*	116	3,158
Phibro Animal Health Corp. — Class A	98	3,113
Adverum Biotechnologies, Inc.*	255	3,032
Axonics Modulation Technologies, Inc.*	74	3,032
Axsome Therapeutics, Inc.*	117	3,013
Accelerate Diagnostics, Inc.*	131	2,997
Quanex Building Products Corp.	158	2,985
Twist Bioscience Corp.*	102	2,959
Cytokinetics, Inc.*	262	2,947
Stemline Therapeutics, Inc.*	192	2,941
ViewRay, Inc.*	333	2,934
Tootsie Roll Industries, Inc.	79	2,917
Intellia Therapeutics, Inc.*	174	2,848
WaVe Life Sciences Ltd.*	108	2,818
Heska Corp.*	33	2,811
Barrett Business Services, Inc.	34	2,808
RadNet, Inc.*	201	2,772
Intra-Cellular Therapies, Inc.*	213	2,765
Akebia Therapeutics, Inc.*	566	2,739
OraSure Technologies, Inc.*	295	2,738
Kura Oncology, Inc.*	139	2,737
Revance Therapeutics, Inc.*	211	2,737
Surmodics, Inc.*	63	2,720
Heidrick & Struggles International, Inc.	90	2,697
Anika Therapeutics, Inc.*	66	2,681
Intrexon Corp.*	344	2,635
Rubius Therapeutics, Inc.*	167	2,627
Viking Therapeutics, Inc.*	311	2,581
Antares Pharma, Inc.*	775	2,550
National Beverage Corp.	57	2,544
Progenics Pharmaceuticals, Inc.*	408	2,517
Ennis, Inc.	122	2,503
Triple-S Management Corp. — Class B*	104	2,480
TherapeuticsMD, Inc.*	944	2,454
Eagle Pharmaceuticals, Inc.*	44	2,450
CytomX Therapeutics, Inc.*	216	2,424
Rhythm Pharmaceuticals, Inc.*	110	2,420
Meridian Bioscience, Inc.	202	2,400
Forrester Research, Inc.	51	2,399
Cymabay Therapeutics, Inc.*	330	2,363
Resources Connection, Inc.	147	2,353
American Public Education, Inc.*	78	2,307
Akorn, Inc.*	448	2,307
Homology Medicines, Inc.*	117	2,290
Rosetta Stone, Inc.*	98	2,242
Y-mAbs Therapeutics, Inc.*	98	2,241
Team, Inc.*	143	2,191
Vectrus, Inc.*	54	2,190
United Natural Foods, Inc.*	244	2,189
LeMaitre Vascular, Inc.	78	2,182
Rocket Pharmaceuticals, Inc.*	143	2,145
Dermira, Inc.*	223	2,132
Gossamer Bio, Inc.*	96	2,129
Principia Biopharma, Inc.*	64	2,124
Ingles Markets, Inc. — Class A	68	2,117
Rigel Pharmaceuticals, Inc.*	806	2,104
Primo Water Corp.*	168	2,066
Prothena Corporation plc*	193	2,040
Collegium Pharmaceutical, Inc.*	154	2,025
MeiraGTx Holdings plc*	75	2,016
CAI International, Inc.*	81	2,010
SpartanNash Co.	172	2,007
BioCryst Pharmaceuticals, Inc.*	528	2,001
Flexion Therapeutics, Inc.*	162	1,993
Corbus Pharmaceuticals Holdings, Inc.*	285	1,975
Hackett Group, Inc.	117	1,964
Turning Point Brands, Inc.	40	1,959
GlycoMimetics, Inc.*	162	1,931
MediciNova, Inc.*	197	1,897
Puma Biotechnology, Inc.*	147	1,868
Arvinas, Inc.*	84	1,847
Shockwave Medical, Inc.*	32	1,827
BioDelivery Sciences International, Inc.*	391	1,818
ChemoCentryx, Inc.*	195	1,814
PDL BioPharma, Inc.*	571	1,793
Willdan Group, Inc.*	48	1,788
Translate Bio, Inc.*	141	1,781
elf Beauty, Inc.*	126	1,777
Catalyst Pharmaceuticals, Inc.*	462	1,774
Achillion Pharmaceuticals, Inc.*	653	1,750
BioSpecifics Technologies Corp.*	29	1,732
GenMark Diagnostics, Inc.*	261	1,694
Krystal Biotech, Inc.*	42	1,691
Diplomat Pharmacy, Inc.*	276	1,681

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Non-cyclical - 6.8% (continued)
ShotSpotter, Inc.*	38	$1,680
Tejon Ranch Co.*	101	1,676
Weis Markets, Inc.	46	1,675
Karyopharm Therapeutics, Inc.*	277	1,659
Acorda Therapeutics, Inc.*	215	1,649
Eidos Therapeutics, Inc.*	53	1,647
OrthoPediatrics Corp.*	42	1,638
Utah Medical Products, Inc.	17	1,627
New Age Beverages Corp.*	347	1,617
Accuray, Inc.*	416	1,610
AMAG Pharmaceuticals, Inc.*	161	1,608
Cross Country Healthcare, Inc.*	171	1,604
Deciphera Pharmaceuticals, Inc.*	71	1,601
Silk Road Medical, Inc.*	33	1,599
Franklin Covey Co.*	47	1,598
Albireo Pharma, Inc.*	49	1,580
SI-BONE, Inc.*	77	1,566
Quanterix Corp.*	46	1,554
Syros Pharmaceuticals, Inc.*	166	1,537
BioScrip, Inc.*	590	1,534
Carriage Services, Inc. — Class A	80	1,521
ImmunoGen, Inc.*	695	1,508
Avid Bioservices, Inc.*	269	1,506
Agenus, Inc.*	502	1,506
SIGA Technologies, Inc.*	264	1,500
Sorrento Therapeutics, Inc.*	561	1,498
Limoneira Co.	75	1,496
Kindred Biosciences, Inc.*	178	1,483
Xeris Pharmaceuticals, Inc.*	128	1,464
Assembly Biosciences, Inc.*	108	1,457
CRA International, Inc.	38	1,457
Arlo Technologies, Inc.*	354	1,420
Akcea Therapeutics, Inc.*,1	60	1,407
SEACOR Marine Holdings, Inc.*	92	1,376
Magenta Therapeutics, Inc.*	93	1,372
Cutera, Inc.*	66	1,371
Textainer Group Holdings Ltd.*	135	1,361
Odonate Therapeutics, Inc.*	37	1,358
Zynerba Pharmaceuticals, Inc.*	100	1,355
Central Garden & Pet Co.*	50	1,347
Conformis, Inc.*	306	1,334
Gritstone Oncology, Inc.*	119	1,326
Crinetics Pharmaceuticals, Inc.*	53	1,325
Kodiak Sciences, Inc.*	113	1,322
Emerald Expositions Events, Inc.	118	1,316
Corindus Vascular Robotics, Inc.*	440	1,311
Turning Point Therapeutics, Inc.*	32	1,302
I3 Verticals, Inc. — Class A*	44	1,296
Cyclerion Therapeutics, Inc.*	113	1,294
Inovio Pharmaceuticals, Inc.*	440	1,294
Kadmon Holdings, Inc.*	624	1,285
HF Foods Group, Inc.*	36	1,253
Lexicon Pharmaceuticals, Inc.*	199	1,252
Dynavax Technologies Corp.*	311	1,241
KalVista Pharmaceuticals, Inc.*	56	1,240
Concert Pharmaceuticals, Inc.*	103	1,236
Avrobio, Inc.*	75	1,220
UNITY Biotechnology, Inc.*	128	1,216
Beyondspring, Inc.*	51	1,209
Arcus Biosciences, Inc.*	151	1,200
TransEnterix, Inc.*	882	1,199
Aratana Therapeutics, Inc.*	232	1,197
Eiger BioPharmaceuticals, Inc.*	112	1,187
Quad/Graphics, Inc.	149	1,179
Scholar Rock Holding Corp.*	74	1,174
Geron Corp.*	829	1,169
22nd Century Group, Inc.*	555	1,160
RTI Surgical Holdings, Inc.*	272	1,156
Joint Corp.*	63	1,147
Care.com, Inc.*	103	1,131
Palatin Technologies, Inc.*	970	1,125
Community Health Systems, Inc.*	413	1,103
Nathan's Famous, Inc.	14	1,094
Eloxx Pharmaceuticals, Inc.*	109	1,087
Apyx Medical Corp.*	160	1,075
Assertio Therapeutics, Inc.*	309	1,066
Village Super Market, Inc. — Class A	40	1,060
CEL-SCI Corp.*	126	1,056
Pieris Pharmaceuticals, Inc.*	222	1,043
Senseonics Holdings, Inc.*	511	1,042
MannKind Corp.*	899	1,034
Athersys, Inc.*	614	1,032
Marker Therapeutics, Inc.*	130	1,030
CorMedix, Inc.*	113	1,014
SeaSpine Holdings Corp.*	76	1,007
Marinus Pharmaceuticals, Inc.*	241	1,000
Chimerix, Inc.*	230	994
Five Prime Therapeutics, Inc.*	162	977
CytoSorbents Corp.*	147	972
Pfenex, Inc.*	143	964
Cellular Biomedicine Group, Inc.*	58	959
AcelRx Pharmaceuticals, Inc.*	376	951
Owens & Minor, Inc.	295	944
Surgery Partners, Inc.*	115	936
Recro Pharma, Inc.*	92	936
Chiasma, Inc.*	125	934
TransMedics Group, Inc.*	32	928
Lannett Company, Inc.*	152	921
GP Strategies Corp.*	61	920
La Jolla Pharmaceutical Co.*	99	916
Constellation Pharmaceuticals, Inc.*	74	909
Kiniksa Pharmaceuticals Ltd. — Class A*	67	907
BG Staffing, Inc.	48	906
Syndax Pharmaceuticals, Inc.*	96	894
Alector, Inc.*	47	893
Seneca Foods Corp. — Class A*	32	891
Misonix, Inc.*	35	890
Protagonist Therapeutics, Inc.*	73	884
International Money Express, Inc.*	62	874
Lifevantage Corp.*	67	870
PhaseBio Pharmaceuticals, Inc.*	66	866
Aeglea BioTherapeutics, Inc.*	125	856

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Non-cyclical - 6.8% (continued)
ChromaDex Corp.*	183	$851
Optinose, Inc.*	119	843
Forty Seven, Inc.*	79	837
Invacare Corp.	161	836
Farmer Brothers Co.*	51	835
Affimed N.V.*	289	829
Replimune Group, Inc.*	56	821
MEI Pharma, Inc.*	327	818
Collectors Universe, Inc.	38	811
Rockwell Medical, Inc.*	267	804
Minerva Neurosciences, Inc.*	142	799
Ocular Therapeutix, Inc.*	180	792
Neuronetics, Inc.*	63	788
Craft Brew Alliance, Inc.*	56	784
Evolus, Inc.*	53	775
CASI Pharmaceuticals, Inc.*	242	774
Cue Biopharma, Inc.*	86	773
Abeona Therapeutics, Inc.*	154	736
resTORbio, Inc.*	72	734
Verrica Pharmaceuticals, Inc.*	62	720
Enzo Biochem, Inc.*	212	714
Pulse Biosciences, Inc.*	54	713
BioSig Technologies, Inc.*	75	704
Celcuity, Inc.*	28	700
Mersana Therapeutics, Inc.*	172	697
Anavex Life Sciences Corp.*	206	694
Acacia Research Corp.*	233	690
Cadiz, Inc.*	61	686
Molecular Templates, Inc.*	82	685
Synlogic, Inc.*	75	683
Tocagen, Inc.*	102	681
Sientra, Inc.*	110	678
Zynex, Inc.	75	674
PRGX Global, Inc.*	100	672
Kala Pharmaceuticals, Inc.*	105	670
Adamas Pharmaceuticals, Inc.*	108	670
RR Donnelley & Sons Co.	339	668
Novavax, Inc.*	112	656
American Renal Associates Holdings, Inc.*	88	655
Catasys, Inc.*	34	653
Alphatec Holdings, Inc.*	143	649
Aldeyra Therapeutics, Inc.*	108	648
Calithera Biosciences, Inc.*	165	644
Galectin Therapeutics, Inc.*	155	643
Revlon, Inc. — Class A*	33	638
Paratek Pharmaceuticals, Inc.*	153	610
Pyxus International, Inc.*,1	40	608
Ardelyx, Inc.*	226	608
XBiotech, Inc.*	80	606
Cortexyme, Inc.*	14	595
Evelo Biosciences, Inc.*	66	593
Sutro Biopharma, Inc.*	52	592
Precision BioSciences, Inc.*	44	583
Kezar Life Sciences, Inc.*	75	578
Alico, Inc.	19	576
LSC Communications, Inc.	157	576
BioTime, Inc.*	518	570
Spero Therapeutics, Inc.*	49	564
Calyxt, Inc.*	45	562
Cerecor, Inc.*	103	560
Dova Pharmaceuticals, Inc.*	39	550
BioLife Solutions, Inc.*	32	542
Strongbridge Biopharma plc*	173	541
Celsius Holdings, Inc.*	120	533
Information Services Group, Inc.*	165	521
Millendo Therapeutics, Inc.*	45	520
LogicBio Therapeutics, Inc.*	40	520
Liquidia Technologies, Inc.*	64	512
ADMA Biologics, Inc.*,1	131	507
Vapotherm, Inc.*	22	506
Apollo Medical Holdings, Inc.*	30	501
X4 Pharmaceuticals, Inc.*	33	495
Mustang Bio, Inc.*	133	489
EyePoint Pharmaceuticals, Inc.*	297	487
Genesis Healthcare, Inc.*	391	485
Aduro Biotech, Inc.*	314	484
Synthorx, Inc.*	35	473
Avedro, Inc.*	24	471
VBI Vaccines, Inc.*	402	470
NGM Biopharmaceuticals, Inc.*	32	468
Evofem Biosciences, Inc.*	68	452
Menlo Therapeutics, Inc.*	74	443
Natural Grocers by Vitamin Cottage, Inc.*	43	432
iRadimed Corp.*	21	429
Solid Biosciences, Inc.*	73	420
Nature's Sunshine Products, Inc.*	42	390
Jounce Therapeutics, Inc.*	78	386
PolarityTE, Inc.*	67	382
Organogenesis Holdings, Inc.*	50	380
AgeX Therapeutics, Inc.*	102	374
Harpoon Therapeutics, Inc.*	28	364
Dean Foods Co.	392	362
Savara, Inc.*	152	360
Tyme Technologies, Inc.*	283	345
Checkpoint Therapeutics, Inc.*	110	333
Seres Therapeutics, Inc.*	103	332
Aclaris Therapeutics, Inc.*	148	324
Neon Therapeutics, Inc.*	68	322
Bioxcel Therapeutics, Inc.*	29	318
Greenlane Holdings, Inc. — Class A*	30	288
Kaleido Biosciences, Inc.*	24	278
Avalon GloboCare Corp.*	104	270
cbdMD, Inc.*	45	265
Oncocyte Corp.*	103	256
Priority Technology Holdings, Inc.*	31	243
Bridgford Foods Corp.*	8	238
Youngevity International, Inc.*	40	228
NextCure, Inc.*	14	210
Soliton, Inc.*	11	162
Osmotica Pharmaceuticals plc*	38	144
TCR2 Therapeutics, Inc.*	9	129
ElectroCore, Inc.*	62	124
Acer Therapeutics, Inc.*	24	94
Enochian Biosciences, Inc.*	19	86
Axcella Health, Inc.*	8	74

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Non-cyclical - 6.8% (continued)
Hookipa Pharma, Inc.*	10	$67
Total Consumer, Non-cyclical		2,280,585
Industrial - 4.0%
EMCOR Group, Inc.	268	23,611
Tetra Tech, Inc.	262	20,580
Generac Holdings, Inc.*	293	20,337
Trex Company, Inc.*	282	20,219
RBC Bearings, Inc.*	116	19,350
Tech Data Corp.*	176	18,410
John Bean Technologies Corp.	150	18,170
Axon Enterprise, Inc.*	280	17,979
MSA Safety, Inc.	169	17,811
KBR, Inc.	679	16,934
Aerojet Rocketdyne Holdings, Inc.*	350	15,669
Louisiana-Pacific Corp.	595	15,601
Rexnord Corp.*	505	15,261
Novanta, Inc.*	161	15,182
Proto Labs, Inc.*	129	14,967
MasTec, Inc.*	288	14,841
Kennametal, Inc.	394	14,574
Exponent, Inc.	248	14,518
Moog, Inc. — Class A	154	14,416
Simpson Manufacturing Company, Inc.	215	14,289
EnerSys	207	14,180
GATX Corp.	173	13,717
TopBuild Corp.*	163	13,490
Chart Industries, Inc.*	170	13,069
Barnes Group, Inc.	229	12,902
Watts Water Technologies, Inc. — Class A	132	12,300
Hillenbrand, Inc.	297	11,752
Albany International Corp. — Class A	139	11,524
Applied Industrial Technologies, Inc.	184	11,321
Brady Corp. — Class A	229	11,294
Belden, Inc.	187	11,140
Advanced Disposal Services, Inc.*	348	11,105
Altra Industrial Motion Corp.	308	11,051
II-VI, Inc.*	301	11,005
Universal Forest Products, Inc.	285	10,847
Granite Construction, Inc.	225	10,841
Franklin Electric Company, Inc.	222	10,545
Vishay Intertechnology, Inc.	636	10,507
Welbilt, Inc.*	623	10,404
Summit Materials, Inc. — Class A*	539	10,376
Itron, Inc.*	164	10,261
Advanced Energy Industries, Inc.*	182	10,241
Covanta Holding Corp.	566	10,137
ESCO Technologies, Inc.	122	10,080
Kratos Defense & Security Solutions, Inc.*	432	9,888
AAON, Inc.	197	9,885
Sanmina Corp.*	324	9,811
Terex Corp.	304	9,546
Alarm.com Holdings, Inc.*	176	9,416
Builders FirstSource, Inc.*	546	9,206
OSI Systems, Inc.*	80	9,010
Comfort Systems USA, Inc.	174	8,872
Arcosa, Inc.	233	8,768
Fabrinet*	175	8,692
Dycom Industries, Inc.*	146	8,595
Casella Waste Systems, Inc. — Class A*	214	8,481
Kaman Corp.	133	8,471
SPX FLOW, Inc.*	201	8,414
Golar LNG Ltd.	454	8,390
Trinseo S.A.	196	8,299
Plexus Corp.*	142	8,289
Badger Meter, Inc.	137	8,178
Forward Air Corp.	137	8,104
Saia, Inc.*	124	8,019
Matson, Inc.	204	7,925
Mueller Industries, Inc.	266	7,786
Federal Signal Corp.	286	7,651
Worthington Industries, Inc.	189	7,609
Cactus, Inc. — Class A*	226	7,485
Mueller Water Products, Inc. — Class A	752	7,385
Knowles Corp.*	390	7,141
SPX Corp.*	209	6,901
JELD-WEN Holding, Inc.*	324	6,879
Air Transport Services Group, Inc.*	280	6,832
TriMas Corp.*	218	6,751
Werner Enterprises, Inc.	217	6,744
Hub Group, Inc. — Class A*	158	6,633
Actuant Corp. — Class A	267	6,624
Helios Technologies, Inc.	140	6,497
EnPro Industries, Inc.	99	6,320
US Ecology, Inc.	106	6,311
Masonite International Corp.*	119	6,269
Gibraltar Industries, Inc.*	155	6,256
American Woodmark Corp.*	73	6,177
Raven Industries, Inc.	172	6,171
Scorpio Tankers, Inc.	208	6,140
AAR Corp.	160	5,886
AeroVironment, Inc.*	102	5,791
AZZ, Inc.	125	5,753
Atkore International Group, Inc.*	222	5,743
Encore Wire Corp.	98	5,741
Advanced Drainage Systems, Inc.	174	5,705
Triumph Group, Inc.	238	5,450
Apogee Enterprises, Inc.	125	5,430
Patrick Industries, Inc.*	108	5,313
Tennant Co.	86	5,263
Boise Cascade Co.	186	5,228
KEMET Corp.	273	5,135
Evoqua Water Technologies Corp.*	359	5,112
Atlas Air Worldwide Holdings, Inc.*	111	4,955
Ship Finance International Ltd.	390	4,879
TTM Technologies, Inc.*	475	4,845
CSW Industrials, Inc.	71	4,839

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Industrial - 4.0% (continued)
Kadant, Inc.	53	$4,813
Alamo Group, Inc.	47	4,697
Greenbrier Companies, Inc.	154	4,682
Fitbit, Inc. — Class A*	1,062	4,673
Astronics Corp.*	116	4,666
Benchmark Electronics, Inc.	185	4,647
Columbus McKinnon Corp.	109	4,575
PGT Innovations, Inc.*	272	4,548
Milacron Holdings Corp.*	329	4,540
Global Brass & Copper Holdings, Inc.	103	4,504
Continental Building Products, Inc.*	167	4,437
Primoris Services Corp.	212	4,437
Standex International Corp.	60	4,388
FARO Technologies, Inc.*	83	4,364
Sturm Ruger & Company, Inc.	80	4,358
CIRCOR International, Inc.*	94	4,324
Lindsay Corp.	52	4,275
Tidewater, Inc.*	181	4,250
Stoneridge, Inc.*	133	4,196
Fluidigm Corp.*	331	4,078
Greif, Inc. — Class A	124	4,036
NV5 Global, Inc.*	49	3,989
Heartland Express, Inc.	220	3,975
SEACOR Holdings, Inc.*	83	3,943
Mesa Laboratories, Inc.	16	3,909
US Concrete, Inc.*	77	3,826
Chase Corp.	35	3,767
WillScot Corp.*	248	3,730
Astec Industries, Inc.	107	3,484
ArcBest Corp.	122	3,429
Marten Transport Ltd.	188	3,412
Multi-Color Corp.	68	3,398
Myers Industries, Inc.	170	3,276
Bloom Energy Corp. — Class A*	264	3,239
SunPower Corp. — Class A*	302	3,228
Great Lakes Dredge & Dock Corp.*	292	3,224
GoPro, Inc. — Class A*	587	3,205
Luxfer Holdings plc	130	3,188
Comtech Telecommunications Corp.	113	3,176
Manitowoc Company, Inc.*	170	3,026
Control4 Corp.*	127	3,016
nLight, Inc.*	156	2,995
Griffon Corp.	175	2,961
DXP Enterprises, Inc.*	78	2,955
Argan, Inc.	71	2,880
MYR Group, Inc.*	77	2,876
Wesco Aircraft Holdings, Inc.*	255	2,830
BrightView Holdings, Inc.*	150	2,806
GasLog Ltd.	194	2,794
Gorman-Rupp Co.	84	2,758
Echo Global Logistics, Inc.*	131	2,734
Aegion Corp. — Class A*	148	2,723
Hyster-Yale Materials Handling, Inc.	48	2,652
Tutor Perini Corp.*	191	2,649
Vicor Corp.*	85	2,639
DHT Holdings, Inc.	425	2,512
Ichor Holdings Ltd.*	105	2,482
Digimarc Corp.*	55	2,441
CryoPort, Inc.*,1	130	2,382
American Outdoor Brands Corp.*	259	2,334
International Seaways, Inc.*	121	2,299
Ducommun, Inc.*	51	2,299
National Presto Industries, Inc.	24	2,239
Tredegar Corp.	125	2,078
Vishay Precision Group, Inc.*	50	2,032
Briggs & Stratton Corp.	195	1,997
NN, Inc.	201	1,962
Kimball Electronics, Inc.*	118	1,916
Haynes International, Inc.	60	1,909
Heritage-Crystal Clean, Inc.*	72	1,894
Energy Recovery, Inc.*	178	1,855
Insteel Industries, Inc.	88	1,832
Sterling Construction Company, Inc.*	125	1,677
Lydall, Inc.*	82	1,656
Powell Industries, Inc.	43	1,634
Napco Security Technologies, Inc.*	55	1,632
Caesarstone Ltd.	108	1,623
NVE Corp.	23	1,602
TimkenSteel Corp.*	193	1,569
Nordic American Tankers Ltd.	668	1,563
Park Electrochemical Corp.	89	1,485
SMART Global Holdings, Inc.*	63	1,448
CECO Environmental Corp.*	147	1,410
Park-Ohio Holdings Corp.	42	1,369
Diamond S Shipping, Inc.*	105	1,341
UFP Technologies, Inc.*	32	1,332
LB Foster Co. — Class A*	48	1,312
Ardmore Shipping Corp.*	160	1,304
Allied Motion Technologies, Inc.	34	1,289
Cornerstone Building Brands, Inc.*	220	1,283
Greif, Inc. — Class B	29	1,266
Mistras Group, Inc.*	86	1,236
Costamare, Inc.	235	1,205
VSE Corp.	42	1,205
Select Interior Concepts, Inc. — Class A*	103	1,200
Dorian LPG Ltd.*	133	1,200
Northwest Pipe Co.*	46	1,186
Scorpio Bulkers, Inc.	257	1,182
Teekay Tankers Ltd. — Class A*	913	1,169
Radiant Logistics, Inc.*	187	1,148
AquaVenture Holdings Ltd.*	57	1,138
Teekay Corp.	329	1,132
Eagle Bulk Shipping, Inc.*	212	1,111
Omega Flex, Inc.	14	1,075
Hurco Companies, Inc.	30	1,067
Armstrong Flooring, Inc.*	102	1,005
American Superconductor Corp.*	101	937
Applied Optoelectronics, Inc.*	91	936
ZAGG, Inc.*	134	933
Graham Corp.	46	930
IntriCon Corp.*	39	911

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Industrial - 4.0% (continued)
Universal Logistics Holdings, Inc.	40	$899
Covenant Transportation Group, Inc. — Class A*	60	883
Construction Partners, Inc. — Class A*	58	871
Pure Cycle Corp.*	82	869
Transcat, Inc.*	33	844
Willis Lease Finance Corp.*	14	816
Bel Fuse, Inc. — Class B	47	807
Daseke, Inc.*	219	788
Akoustis Technologies, Inc.*	120	768
IES Holdings, Inc.*	40	754
Twin Disc, Inc.*	49	740
Lawson Products, Inc.*	20	735
Eastern Co.	26	729
Iteris, Inc.*	135	698
Ryerson Holding Corp.*	78	650
YRC Worldwide, Inc.*	160	645
Synalloy Corp.	40	625
Genco Shipping & Trading Ltd.*	73	616
Olympic Steel, Inc.	44	601
Overseas Shipholding Group, Inc. — Class A*	310	583
Energous Corp.*	133	581
Gencor Industries, Inc.*	44	572
PAM Transportation Services, Inc.*	9	558
NRC Group Holdings Corp.*	49	545
US Xpress Enterprises, Inc. — Class A*	105	540
General Finance Corp.*	56	469
Forterra, Inc.*	89	442
LSB Industries, Inc.*	108	421
Mayville Engineering Company, Inc.*	30	414
Safe Bulkers, Inc.*	247	385
Coda Octopus Group, Inc.*	22	287
Concrete Pumping Holdings, Inc.*	53	271
Charah Solutions, Inc.*	46	253
Wrap Technologies, Inc.*	36	224
Roadrunner Transportation Systems, Inc.*	17	162
NL Industries, Inc.*	40	146
Total Industrial		1,344,232
Consumer, Cyclical - 3.4%
Deckers Outdoor Corp.*	140	24,636
Marriott Vacations Worldwide Corp.	212	20,437
FirstCash, Inc.	203	20,304
Churchill Downs, Inc.	168	19,332
Texas Roadhouse, Inc. — Class A	327	17,550
Cracker Barrel Old Country Store, Inc.	92	15,707
Spirit Airlines, Inc.*	329	15,703
Fox Factory Holding Corp.*	180	14,852
SkyWest, Inc.	240	14,561
Eldorado Resorts, Inc.*,1	316	14,558
BJ's Wholesale Club Holdings, Inc.*	543	14,335
Dana, Inc.	693	13,818
Steven Madden Ltd.	407	13,818
UniFirst Corp.	73	13,766
SiteOne Landscape Supply, Inc.*	196	13,583
Wingstop, Inc.	141	13,360
American Eagle Outfitters, Inc.	776	13,114
Herman Miller, Inc.	282	12,605
Lithia Motors, Inc. — Class A	106	12,591
iRobot Corp.*,1	132	12,096
Beacon Roofing Supply, Inc.*	326	11,971
Wolverine World Wide, Inc.	419	11,539
World Fuel Services Corp.	318	11,435
Dorman Products, Inc.*	129	11,241
Taylor Morrison Home Corp. — Class A*	514	10,773
LCI Industries	117	10,530
KB Home	406	10,446
Boyd Gaming Corp.	386	10,399
Penn National Gaming, Inc.*	532	10,246
Adient plc	420	10,193
National Vision Holdings, Inc.*	330	10,141
Jack in the Box, Inc.	124	10,092
RH*,1	87	10,057
Shake Shack, Inc. — Class A*	135	9,747
Cannae Holdings, Inc.*	324	9,390
Meritor, Inc.*	385	9,336
Meritage Homes Corp.*	174	8,933
Triton International Ltd.	272	8,911
Allegiant Travel Co. — Class A	62	8,897
Cheesecake Factory, Inc.	202	8,831
Anixter International, Inc.*	146	8,718
Core-Mark Holding Company, Inc.	217	8,619
Bloomin' Brands, Inc.	441	8,339
Navistar International Corp.*	238	8,199
TRI Pointe Group, Inc.*	678	8,116
Visteon Corp.*	135	7,908
Asbury Automotive Group, Inc.*	93	7,844
MDC Holdings, Inc.	238	7,802
Sally Beauty Holdings, Inc.*	579	7,724
Callaway Golf Co.	448	7,688
Dine Brands Global, Inc.	80	7,638
Cooper Tire & Rubber Co.	241	7,604
SeaWorld Entertainment, Inc.*	242	7,502
HNI Corp.	208	7,359
Red Rock Resorts, Inc. — Class A	335	7,196
Steelcase, Inc. — Class A	417	7,131
Dave & Buster's Entertainment, Inc.	175	7,082
Children's Place, Inc.	74	7,058
Brinker International, Inc.	179	7,044
Bed Bath & Beyond, Inc.[1]	604	7,018
Group 1 Automotive, Inc.	85	6,961
LGI Homes, Inc.*	96	6,857
American Axle & Manufacturing Holdings, Inc.*	537	6,852
Freshpet, Inc.*	149	6,781
Gentherm, Inc.*	162	6,776

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Cyclical - 3.4% (continued)
BMC Stock Holdings, Inc.*	319	$6,763
Skyline Champion Corp.*	241	6,599
La-Z-Boy, Inc.	215	6,592
Mobile Mini, Inc.	214	6,512
Cavco Industries, Inc.*	41	6,459
Installed Building Products, Inc.*	109	6,455
G-III Apparel Group Ltd.*	217	6,384
Hawaiian Holdings, Inc.	228	6,254
Oxford Industries, Inc.	80	6,064
Crocs, Inc.*	307	6,063
Designer Brands, Inc. — Class A	312	5,981
Kontoor Brands, Inc.*	212	5,940
Denny's Corp.*	282	5,789
Winnebago Industries, Inc.	149	5,759
Sleep Number Corp.*	142	5,735
PriceSmart, Inc.	108	5,521
Big Lots, Inc.	191	5,465
Knoll, Inc.	235	5,400
Office Depot, Inc.	2,606	5,368
Scientific Games Corp. — Class A*	267	5,292
Abercrombie & Fitch Co. — Class A	319	5,117
IMAX Corp.*	251	5,070
International Speedway Corp. — Class A	112	5,028
Methode Electronics, Inc.	175	5,000
Rush Enterprises, Inc. — Class A	132	4,821
Boot Barn Holdings, Inc.*	134	4,776
Papa John's International, Inc.[1]	106	4,740
Standard Motor Products, Inc.	101	4,579
Tupperware Brands Corp.	234	4,453
H&E Equipment Services, Inc.	153	4,451
Guess?, Inc.[1]	275	4,441
Acushnet Holdings Corp.	169	4,438
Signet Jewelers Ltd.	248	4,434
Interface, Inc. — Class A	285	4,369
BJ's Restaurants, Inc.	99	4,350
Liberty TripAdvisor Holdings, Inc. — Class A*	348	4,315
YETI Holdings, Inc.*,1	148	4,285
Wabash National Corp.	262	4,263
Douglas Dynamics, Inc.	107	4,258
ScanSource, Inc.*	124	4,037
Caleres, Inc.	196	3,904
Everi Holdings, Inc.*	324	3,865
Malibu Boats, Inc. — Class A*	99	3,846
Cooper-Standard Holdings, Inc.*	83	3,803
Sonos, Inc.*	334	3,788
M/I Homes, Inc.*	127	3,625
Genesco, Inc.*	85	3,595
Michaels Companies, Inc.*	410	3,567
Marcus Corp.	107	3,527
Modine Manufacturing Co.*	237	3,392
GMS, Inc.*	154	3,388
OneSpaWorld Holdings Ltd.*	218	3,379
Century Communities, Inc.*	126	3,349
Dillard's, Inc. — Class A1	51	3,176
Ruth's Hospitality Group, Inc.	137	3,111
PetIQ, Inc.*	91	2,999
Kimball International, Inc. — Class B	171	2,981
Twin River Worldwide Holdings, Inc.*	100	2,975
St. Joe Co.*	162	2,799
William Lyon Homes — Class A*	152	2,771
Sonic Automotive, Inc. — Class A	117	2,732
Tenneco, Inc. — Class A	243	2,695
GameStop Corp. — Class A1	488	2,669
Universal Electronics, Inc.*	64	2,625
Hudson Ltd. — Class A*	190	2,620
America's Car-Mart, Inc.*	30	2,582
Fossil Group, Inc.*	224	2,576
Zumiez, Inc.*	96	2,506
Vista Outdoor, Inc.*	277	2,460
Ethan Allen Interiors, Inc.	115	2,422
Buckle, Inc.[1]	138	2,389
EZCORP, Inc. — Class A*	244	2,311
Monarch Casino & Resort, Inc.*	54	2,308
AMC Entertainment Holdings, Inc. — Class A1	247	2,305
Regis Corp.*	137	2,274
Rite Aid Corp.*	260	2,083
Winmark Corp.	12	2,078
Movado Group, Inc.	75	2,025
Lindblad Expeditions Holdings, Inc.*	110	1,974
Camping World Holdings, Inc. — Class A	158	1,962
Funko, Inc. — Class A*	81	1,962
Motorcar Parts of America, Inc.*	90	1,927
Party City Holdco, Inc.*	259	1,898
Red Robin Gourmet Burgers, Inc.*	62	1,895
PC Connection, Inc.	54	1,889
Chico's FAS, Inc.	560	1,887
Barnes & Noble, Inc.	282	1,887
REV Group, Inc.	130	1,873
Titan Machinery, Inc.*	91	1,873
Tower International, Inc.	96	1,872
Chuy's Holdings, Inc.*	81	1,857
Spartan Motors, Inc.	164	1,797
Johnson Outdoors, Inc. — Class A	24	1,790
Del Taco Restaurants, Inc.*	138	1,769
MarineMax, Inc.*	107	1,759
J.C. Penney Company, Inc.*,1	1,525	1,738
MasterCraft Boat Holdings, Inc.*	88	1,724
Conn's, Inc.*	95	1,693
Miller Industries, Inc.	53	1,630
Clarus Corp.	112	1,617
Hibbett Sports, Inc.*	88	1,602
Lumber Liquidators Holdings, Inc.*,1	137	1,582
Waitr Holdings, Inc.*	251	1,579
PCM, Inc.*	45	1,577
BBX Capital Corp.	314	1,542
At Home Group, Inc.*	228	1,518
Haverty Furniture Companies, Inc.	89	1,516

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Consumer, Cyclical - 3.4% (continued)
Carrols Restaurant Group, Inc.*	167	$1,508
PetMed Express, Inc.[1]	96	1,504
Fiesta Restaurant Group, Inc.*	112	1,472
Blue Bird Corp.*	73	1,438
Tailored Brands, Inc.[1]	240	1,385
Beazer Homes USA, Inc.*	143	1,374
Drive Shack, Inc.*	290	1,360
Systemax, Inc.	59	1,307
Cato Corp. — Class A	105	1,294
Century Casinos, Inc.*	131	1,271
Shoe Carnival, Inc.[1]	46	1,270
Del Frisco's Restaurant Group, Inc.*	159	1,266
Foundation Building Materials, Inc.*	71	1,262
Unifi, Inc.*	69	1,254
Veritiv Corp.*	62	1,204
Vera Bradley, Inc.*	98	1,176
Titan International, Inc.	240	1,174
Commercial Vehicle Group, Inc.*	146	1,171
Hooker Furniture Corp.	56	1,155
Golden Entertainment, Inc.*	82	1,148
El Pollo Loco Holdings, Inc.*	103	1,098
Daktronics, Inc.	176	1,086
Noodles & Co.*	137	1,080
Reading International, Inc. — Class A*	81	1,051
Habit Restaurants, Inc. — Class A*	99	1,039
Speedway Motorsports, Inc.	55	1,020
Culp, Inc.	53	1,007
Green Brick Partners, Inc.*	117	972
Mesa Air Group, Inc.*	100	914
Rocky Brands, Inc.	33	900
Superior Group of Companies, Inc.	51	874
Lovesac Co.*	28	870
Express, Inc.*	315	860
BlueLinx Holdings, Inc.*	43	852
EVI Industries, Inc.	22	842
Rush Enterprises, Inc. — Class B	22	812
Red Lion Hotels Corp.*	114	810
Tilly's, Inc. — Class A	104	794
Citi Trends, Inc.	54	789
Weyco Group, Inc.	29	775
Sportsman's Warehouse Holdings, Inc.*	203	767
RCI Hospitality Holdings, Inc.	43	753
Tile Shop Holdings, Inc.	187	748
Bassett Furniture Industries, Inc.	48	732
J Alexander's Holdings, Inc.*	62	696
Delta Apparel, Inc.*	30	695
Duluth Holdings, Inc. — Class B*	51	693
Barnes & Noble Education, Inc.*	188	632
Flexsteel Industries, Inc.	36	614
Hamilton Beach Brands Holding Co. — Class A	32	610
GNC Holdings, Inc. — Class A*	392	588
Escalade, Inc.	51	585
Container Store Group, Inc.*	76	556
Marine Products Corp.	35	540
Lifetime Brands, Inc.	56	530
Biglari Holdings, Inc. — Class B*	5	519
Potbelly Corp.*	101	514
Ascena Retail Group, Inc.*	751	458
Bluegreen Vacations Corp.	34	397
Gaia, Inc.*	50	379
Centric Brands, Inc.*	79	325
RTW RetailWinds, Inc.*	145	247
Eros International plc*	171	231
Vince Holding Corp.*	15	209
Empire Resorts, Inc.*	18	173
J. Jill, Inc.[1]	81	161
CompX International, Inc.	8	135
Purple Innovation, Inc.*	18	121
Total Consumer, Cyclical		1,134,005
Technology - 2.7%
Science Applications International Corp.	285	24,670
MAXIMUS, Inc.	305	22,125
Silicon Laboratories, Inc.*	206	21,300
j2 Global, Inc.	224	19,911
Lumentum Holdings, Inc.*	367	19,601
Blackbaud, Inc.	234	19,539
Mercury Systems, Inc.*	256	18,010
ACI Worldwide, Inc.*	523	17,960
Omnicell, Inc.*	197	16,948
Verint Systems, Inc.*	314	16,887
Perspecta, Inc.	678	15,872
Envestnet, Inc.*	229	15,657
Cornerstone OnDemand, Inc.*	268	15,525
Cabot Microelectronics Corp.	139	15,301
Semtech Corp.*	316	15,184
Five9, Inc.*	282	14,464
Qualys, Inc.*	163	14,194
Everbridge, Inc.*	156	13,949
Rapid7, Inc.*	231	13,361
Brooks Automation, Inc.	340	13,175
Cirrus Logic, Inc.*	284	12,411
Box, Inc. — Class A*	687	12,098
Blackline, Inc.*	205	10,970
Power Integrations, Inc.	136	10,904
Inphi Corp.*	215	10,771
ExlService Holdings, Inc.*	161	10,647
PROS Holdings, Inc.*	158	9,995
Insight Enterprises, Inc.*	170	9,894
Workiva, Inc.*	168	9,759
Cubic Corp.	150	9,672
Progress Software Corp.	213	9,291
Allscripts Healthcare Solutions, Inc.*	795	9,246
NetScout Systems, Inc.*	358	9,090
Bottomline Technologies DE, Inc.*	205	9,069
Yext, Inc.*	446	8,960
Varonis Systems, Inc.*	142	8,795
SPS Commerce, Inc.*	86	8,790
Lattice Semiconductor Corp.*	598	8,725
ManTech International Corp. — Class A	128	8,429

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Technology - 2.7% (continued)
SailPoint Technologies Holding, Inc.*	411	$8,236
LivePerson, Inc.*	292	8,188
CommVault Systems, Inc.*	164	8,138
Conduent, Inc.*	829	7,950
CSG Systems International, Inc.	158	7,715
Electronics for Imaging, Inc.*	205	7,567
Altair Engineering, Inc. — Class A*	185	7,472
Appfolio, Inc. — Class A*	73	7,466
MaxLinear, Inc. — Class A*	312	7,313
Stratasys Ltd.*	246	7,225
Diodes, Inc.*	197	7,165
Instructure, Inc.*	161	6,842
Cray, Inc.*	196	6,825
Ambarella, Inc.*	151	6,664
SVMK, Inc.*	402	6,637
ForeScout Technologies, Inc.*	195	6,603
Rambus, Inc.*	529	6,369
Avaya Holdings Corp.*	532	6,336
Zuora, Inc. — Class A*	409	6,266
Verra Mobility Corp.*	472	6,178
Virtusa Corp.*	138	6,131
Cloudera, Inc.*	1,132	5,954
Bandwidth, Inc. — Class A*	77	5,777
MicroStrategy, Inc. — Class A*	40	5,732
Ebix, Inc.	112	5,625
FormFactor, Inc.*	356	5,578
Appian Corp.*	149	5,374
Sykes Enterprises, Inc.*	188	5,162
NextGen Healthcare, Inc.*	259	5,154
Cision Ltd.*	439	5,149
Tenable Holdings, Inc.*	177	5,052
MTS Systems Corp.	86	5,034
3D Systems Corp.*,1	545	4,959
Upland Software, Inc.*	108	4,917
Inovalon Holdings, Inc. — Class A*	337	4,890
Synaptics, Inc.*	167	4,866
Xperi Corp.	236	4,859
Vocera Communications, Inc.*	148	4,724
Tabula Rasa HealthCare, Inc.*	93	4,643
Carbon Black, Inc.*	267	4,464
TiVo Corp.	588	4,334
CTS Corp.	156	4,302
Carbonite, Inc.*	159	4,140
Rudolph Technologies, Inc.*	147	4,062
Glu Mobile, Inc.*	555	3,985
Benefitfocus, Inc.*	142	3,855
Nanometrics, Inc.*	111	3,853
AVX Corp.	226	3,752
Pitney Bowes, Inc.	869	3,719
Amkor Technology, Inc.*	471	3,514
Diebold Nixdorf, Inc.*	368	3,371
MACOM Technology Solutions Holdings, Inc.*	220	3,329
Parsons Corp.*	90	3,317
Monotype Imaging Holdings, Inc.	194	3,267
TTEC Holdings, Inc.	69	3,215
Model N, Inc.*	156	3,042
Presidio, Inc.	221	3,021
Cohu, Inc.	193	2,978
MobileIron, Inc.*	458	2,840
Veeco Instruments, Inc.*	231	2,823
Evolent Health, Inc. — Class A*	347	2,759
Ultra Clean Holdings, Inc.*	187	2,603
Photronics, Inc.*	313	2,567
CEVA, Inc.*	104	2,532
PlayAGS, Inc.*,1	128	2,490
Axcelis Technologies, Inc.*	158	2,378
Unisys Corp.*,1	244	2,372
Domo, Inc. — Class B*	83	2,268
OneSpan, Inc.*	157	2,225
QAD, Inc. — Class A	53	2,131
USA Technologies, Inc.*,1	282	2,095
Impinj, Inc.*	71	2,032
Donnelley Financial Solutions, Inc.*	149	1,988
Brightcove, Inc.*	182	1,880
Digital Turbine, Inc.*	371	1,855
Agilysys, Inc.*	85	1,825
American Software, Inc. — Class A	138	1,815
PDF Solutions, Inc.*	135	1,771
Mitek Systems, Inc.*	177	1,759
Aquantia Corp.*	135	1,759
Computer Programs & Systems, Inc.	61	1,695
Simulations Plus, Inc.	57	1,628
Amber Road, Inc.*	120	1,567
Castlight Health, Inc. — Class B*	483	1,560
PAR Technology Corp.*	55	1,551
DSP Group, Inc.*	104	1,493
Synchronoss Technologies, Inc.*	183	1,448
Pareteum Corp.*	515	1,344
Avid Technology, Inc.*	134	1,222
Telenav, Inc.*	152	1,216
Daily Journal Corp.*	5	1,190
Immersion Corp.*	149	1,134
Adesto Technologies Corp.*	128	1,043
Intelligent Systems Corp.*	33	950
Alpha & Omega Semiconductor Ltd.*	96	897
AstroNova, Inc.	33	853
InnerWorkings, Inc.*	212	810
eGain Corp.*	98	798
AXT, Inc.*	185	733
StarTek, Inc.*	78	637
GSI Technology, Inc.*	73	626
Ideanomics, Inc.*	245	603
SecureWorks Corp. — Class A*	40	532
Rimini Street, Inc.*	95	504
Exela Technologies, Inc.*	215	471
Inspired Entertainment, Inc.*	42	354
Majesco*	36	335
Phunware, Inc.*	21	65
Total Technology		919,430
Communications - 1.3%
TEGNA, Inc.	1,042	15,786
Q2 Holdings, Inc.*	192	14,661
Viavi Solutions, Inc.*	1,102	14,646

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Communications - 1.3% (continued)
Finisar Corp.*	565	$12,922
Cargurus, Inc.*	356	12,855
Liberty Expedia Holdings, Inc. — Class A*	261	12,473
Yelp, Inc. — Class A*	362	12,373
Vonage Holdings Corp.*	1,085	12,293
Cogent Communications Holdings, Inc.	201	11,931
Iridium Communications, Inc.*	475	11,048
8x8, Inc.*	449	10,821
Meredith Corp.	191	10,516
InterDigital, Inc.	152	9,789
Liberty Latin America Ltd. — Class C*	546	9,386
Shenandoah Telecommunications Co.	230	8,860
Acacia Communications, Inc.*	180	8,489
Shutterfly, Inc.*	164	8,290
Groupon, Inc. — Class A*	2,166	7,754
Gray Television, Inc.*	436	7,146
Stitch Fix, Inc. — Class A*	201	6,430
Cars.com, Inc.*	322	6,350
Intelsat S.A.*	321	6,243
Plantronics, Inc.	160	5,926
MSG Networks, Inc. — Class A*	281	5,828
Perficient, Inc.*	155	5,320
NIC, Inc.	315	5,053
Liberty Media Corporation - Liberty Braves — Class C*	173	4,839
Scholastic Corp.	136	4,521
ePlus, Inc.*	64	4,412
Upwork, Inc.*	263	4,229
Gannett Company, Inc.	507	4,137
Quotient Technology, Inc.*	380	4,081
EW Scripps Co. — Class A	262	4,006
Liberty Latin America Ltd. — Class A*	222	3,825
NETGEAR, Inc.*	149	3,768
Boingo Wireless, Inc.*	208	3,738
Extreme Networks, Inc.*	560	3,623
Stamps.com, Inc.*	80	3,622
Shutterstock, Inc.	92	3,606
ADTRAN, Inc.	228	3,477
QuinStreet, Inc.*	217	3,439
Entercom Communications Corp. — Class A	593	3,439
HealthStream, Inc.*	125	3,233
ATN International, Inc.	53	3,060
Houghton Mifflin Harcourt Co.*	500	2,880
Eventbrite, Inc. — Class A*	175	2,835
GTT Communications, Inc.*,1	159	2,798
Tucows, Inc. — Class A*	45	2,746
New Media Investment Group, Inc.	287	2,709
TrueCar, Inc.*	496	2,708
ORBCOMM, Inc.*	357	2,588
Infinera Corp.*	841	2,447
Zix Corp.*	256	2,327
TechTarget, Inc.*	109	2,316
Harmonic, Inc.*	413	2,292
1-800-Flowers.com, Inc. — Class A*	119	2,247
Maxar Technologies, Inc.	286	2,237
Loral Space & Communications, Inc.*	62	2,140
pdvWireless, Inc.*	44	2,068
National CineMedia, Inc.	299	1,961
Central European Media Enterprises Ltd. — Class A*	425	1,853
CalAmp Corp.*	157	1,834
A10 Networks, Inc.*	268	1,828
VirnetX Holding Corp.*	290	1,801
Overstock.com, Inc.*,1	129	1,754
Cardlytics, Inc.*	65	1,689
Digi International, Inc.*	133	1,686
Consolidated Communications Holdings, Inc.	338	1,666
Endurance International Group Holdings, Inc.*	343	1,646
Telaria, Inc.*	207	1,557
Rubicon Project, Inc.*	230	1,463
Limelight Networks, Inc.*	537	1,450
Calix, Inc.*	219	1,437
Ribbon Communications, Inc.*	286	1,399
Liberty Media Corporation-Liberty Braves — Class A*	48	1,334
Spok Holdings, Inc.	86	1,293
Cumulus Media, Inc. — Class A*	68	1,261
Meet Group, Inc.*	349	1,215
comScore, Inc.*	235	1,213
Cincinnati Bell, Inc.*	238	1,178
ChannelAdvisor Corp.*	128	1,121
Boston Omaha Corp. — Class A*	48	1,111
Fluent, Inc.*	204	1,098
Gogo, Inc.*	263	1,047
Hemisphere Media Group, Inc.*	81	1,047
Inseego Corp.*	214	1,025
Casa Systems, Inc.*	152	977
Ooma, Inc.*	93	975
Aerohive Networks, Inc.*	210	930
OptimizeRx Corp.*	57	923
Entravision Communications Corp. — Class A	291	908
Frontier Communications Corp.*,1	503	880
DHI Group, Inc.*	245	875
Clear Channel Outdoor Holdings, Inc.*	184	868
WideOpenWest, Inc.*	118	857
KVH Industries, Inc.*	78	848
Preformed Line Products Co.	15	833
Liquidity Services, Inc.*	131	798
Marchex, Inc. — Class B*	166	780
NeoPhotonics Corp.*	182	761
IDT Corp. — Class B*	80	758
NII Holdings, Inc.*	428	723
Clearfield, Inc.*	54	715
RigNet, Inc.*	69	695
MDC Partners, Inc. — Class A*	271	683
Tribune Publishing Co.	84	670
Lands' End, Inc.*	51	623

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Communications - 1.3% (continued)
Airgain, Inc.*	44	$623
Leaf Group Ltd.*	83	615
LiveXLive Media, Inc.*	142	589
Lee Enterprises, Inc.*	257	576
Saga Communications, Inc. — Class A	18	562
Tessco Technologies, Inc.	30	536
EverQuote, Inc. — Class A*	41	533
SharpSpring, Inc.*	41	533
Travelzoo*	25	386
DASAN Zhone Solutions, Inc.*	29	377
Sonim Technologies, Inc.*	17	216
Value Line, Inc.	5	138
Total Communications		421,313
Energy - 1.2%
Delek US Holdings, Inc.	367	14,871
Murphy USA, Inc.*	146	12,268
PDC Energy, Inc.*	319	11,503
Matador Resources Co.*	532	10,576
Sunrun, Inc.*	530	9,943
Pattern Energy Group, Inc. — Class A	423	9,767
Oceaneering International, Inc.*	475	9,685
Oasis Petroleum, Inc.*	1,531	8,696
McDermott International, Inc.*	870	8,404
Dril-Quip, Inc.*	173	8,304
QEP Resources, Inc.*	1,146	8,286
Southwestern Energy Co.*	2,606	8,235
Peabody Energy Corp.	339	8,170
Whiting Petroleum Corp.*	436	8,144
Enphase Energy, Inc.*	440	8,021
ProPetro Holding Corp.*	383	7,928
NOW, Inc.*	519	7,661
Arch Coal, Inc. — Class A	81	7,631
Callon Petroleum Co.*	1,097	7,229
CVR Energy, Inc.	142	7,099
CNX Resources Corp.*	930	6,798
SM Energy Co.	537	6,723
Archrock, Inc.	618	6,551
MRC Global, Inc.*	381	6,523
Warrior Met Coal, Inc.	248	6,478
Helix Energy Solutions Group, Inc.*	680	5,869
SRC Energy, Inc.*	1,160	5,754
Magnolia Oil & Gas Corp. — Class A*	484	5,605
Oil States International, Inc.*	287	5,252
TerraForm Power, Inc. — Class A	350	5,005
Nabors Industries Ltd.	1,689	4,898
SemGroup Corp. — Class A	381	4,572
California Resources Corp.*	232	4,566
US Silica Holdings, Inc.	351	4,489
DMC Global, Inc.	69	4,371
Carrizo Oil & Gas, Inc.*	426	4,269
Thermon Group Holdings, Inc.*	156	4,001
Gulfport Energy Corp.*	768	3,771
SunCoke Energy, Inc.*	420	3,730
C&J Energy Services, Inc.*	315	3,711
Tellurian, Inc.*,1	453	3,556
CONSOL Energy, Inc.*	132	3,512
Liberty Oilfield Services, Inc. — Class A1	214	3,463
TPI Composites, Inc.*	138	3,411
Par Pacific Holdings, Inc.*	165	3,386
Select Energy Services, Inc. — Class A*	284	3,297
Berry Petroleum Corp.	304	3,222
Newpark Resources, Inc.*	426	3,161
Renewable Energy Group, Inc.*	176	2,791
Frank's International N.V.*	511	2,790
Diamond Offshore Drilling, Inc.*,1	311	2,759
Denbury Resources, Inc.*	2,204	2,733
Jagged Peak Energy, Inc.*	314	2,597
Northern Oil and Gas, Inc.*	1,339	2,584
Matrix Service Co.*	127	2,573
Laredo Petroleum, Inc.*	865	2,508
Plug Power, Inc.*	1,100	2,475
Talos Energy, Inc.*	96	2,309
Unit Corp.*	255	2,267
W&T Offshore, Inc.*	451	2,237
Noble Corporation plc*	1,189	2,223
Solaris Oilfield Infrastructure, Inc. — Class A	147	2,202
Exterran Corp.*	151	2,147
Extraction Oil & Gas, Inc.*	480	2,078
KLX Energy Services Holdings, Inc.*	100	2,043
Green Plains, Inc.	189	2,037
RPC, Inc.	278	2,004
Penn Virginia Corp.*	65	1,994
REX American Resources Corp.*	27	1,968
Bonanza Creek Energy, Inc.*	91	1,900
Pacific Drilling S.A.*	143	1,802
Clean Energy Fuels Corp.*	644	1,720
Keane Group, Inc.*	254	1,707
Brigham Minerals, Inc. — Class A*	77	1,652
Falcon Minerals Corp.	185	1,554
Vivint Solar, Inc.*	209	1,526
FutureFuel Corp.	124	1,450
Forum Energy Technologies, Inc.*	397	1,358
Nine Energy Service, Inc.*	76	1,317
Seadrill Ltd.*	281	1,169
SandRidge Energy, Inc.*	148	1,024
Advanced Emissions Solutions, Inc.	79	999
National Energy Services Reunited Corp.*	114	992
Natural Gas Services Group, Inc.*	60	990
HighPoint Resources Corp.*	539	981
Trecora Resources*	102	976
Superior Energy Services, Inc.*	745	969
Panhandle Oil and Gas, Inc. — Class A	74	965
Geospace Technologies Corp.*	63	952
TETRA Technologies, Inc.*	581	947
Ring Energy, Inc.*	289	939

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Energy - 1.2% (continued)
NACCO Industries, Inc. — Class A	18	$935
Evolution Petroleum Corp.	130	930
Parker Drilling Co.*	45	913
FTS International, Inc.*	159	887
Flotek Industries, Inc.*	258	854
Era Group, Inc.*	98	817
Abraxas Petroleum Corp.*	768	791
Chaparral Energy, Inc. — Class A*	149	702
Montage Resources Corp.*	103	628
Earthstone Energy, Inc. — Class A*	93	569
Goodrich Petroleum Corp.*	43	559
Hallador Energy Co.	97	546
Isramco, Inc.*	4	474
SilverBow Resources, Inc.*	34	471
US Well Services, Inc.*	96	463
Mammoth Energy Services, Inc.	62	427
Comstock Resources, Inc.*	72	401
Midstates Petroleum Company, Inc.*	63	371
Independence Contract Drilling, Inc.*	230	363
NextDecade Corp.*	55	347
Roan Resources, Inc.*	171	298
PrimeEnergy Resources Corp.*	2	266
Smart Sand, Inc.*	103	251
Ramaco Resources, Inc.*	39	207
NCS Multistage Holdings, Inc.*	55	195
Rosehill Resources, Inc.*	50	185
Total Energy		403,423
Utilities - 1.0%
Portland General Electric Co.	430	23,293
Southwest Gas Holdings, Inc.	256	22,943
Black Hills Corp.	289	22,591
ONE Gas, Inc.	250	22,575
New Jersey Resources Corp.	426	21,202
ALLETE, Inc.	249	20,719
Spire, Inc.	238	19,973
PNM Resources, Inc.	381	19,397
NorthWestern Corp.	243	17,533
South Jersey Industries, Inc.	444	14,976
Avista Corp.	315	14,049
American States Water Co.	176	13,242
El Paso Electric Co.	195	12,753
MGE Energy, Inc.	167	12,204
Ormat Technologies, Inc.	190	12,044
California Water Service Group	230	11,645
Otter Tail Corp.	189	9,981
Northwest Natural Holding Co.	138	9,591
SJW Group	126	7,657
Chesapeake Utilities Corp.	77	7,316
Clearway Energy, Inc. — Class C	354	5,968
Middlesex Water Co.	77	4,562
Unitil Corp.	70	4,192
Connecticut Water Service, Inc.	58	4,044
Clearway Energy, Inc. — Class A	167	2,702
York Water Co.	62	2,215
Ameresco, Inc. — Class A*	105	1,547
Artesian Resources Corp. — Class A	38	1,412
Atlantic Power Corp.*	512	1,239
RGC Resources, Inc.	36	1,099
PICO Holdings, Inc.*	88	1,023
Consolidated Water Company Ltd.	69	984
Genie Energy Ltd. — Class B	69	735
Spark Energy, Inc. — Class A	56	627
Global Water Resources, Inc.	57	595
Total Utilities		348,628
Basic Materials - 1.0%
Ingevity Corp.*	202	21,244
Balchem Corp.	154	15,395
Rogers Corp.*	89	15,360
Allegheny Technologies, Inc.*	603	15,196
Sensient Technologies Corp.	203	14,916
Cleveland-Cliffs, Inc.	1,350	14,404
Quaker Chemical Corp.	63	12,781
PolyOne Corp.	372	11,677
HB Fuller Co.	244	11,322
Carpenter Technology Corp.	226	10,843
Innospec, Inc.	117	10,675
Commercial Metals Co.	565	10,085
Minerals Technologies, Inc.	169	9,043
Compass Minerals International, Inc.	164	9,012
Stepan Co.	98	9,007
Kaiser Aluminum Corp.	77	7,516
Materion Corp.	97	6,578
Novagold Resources, Inc.*	1,108	6,548
Ferro Corp.*	391	6,178
Orion Engineered Carbons S.A.	286	6,123
Tronox Holdings plc — Class A	460	5,879
GCP Applied Technologies, Inc.*	259	5,864
Neenah, Inc.	80	5,404
Schweitzer-Mauduit International, Inc.	148	4,911
Livent Corp.*	703	4,865
Contura Energy, Inc.*	91	4,723
Codexis, Inc.*	253	4,663
Kraton Corp.*	150	4,661
Coeur Mining, Inc.*	974	4,227
Hecla Mining Co.	2,309	4,156
AK Steel Holding Corp.*	1,510	3,579
PH Glatfelter Co.	209	3,528
AdvanSix, Inc.*	136	3,322
Schnitzer Steel Industries, Inc. — Class A	123	3,219
Verso Corp. — Class A*	167	3,181
PQ Group Holdings, Inc.*	182	2,885
Innophos Holdings, Inc.	94	2,736
Koppers Holdings, Inc.*	90	2,642
American Vanguard Corp.	136	2,096
Hawkins, Inc.	47	2,040
Kronos Worldwide, Inc.	109	1,670
Century Aluminum Co.*	241	1,666
Intrepid Potash, Inc.*	457	1,536
Rayonier Advanced Materials, Inc.	234	1,519
Clearwater Paper Corp.*	77	1,424

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 28.7% (continued)
Basic Materials - 1.0% (continued)
Energy Fuels, Inc.*,1	425	$1,330
OMNOVA Solutions, Inc.*	210	1,308
Uranium Energy Corp.*	854	1,170
Landec Corp.*	117	1,096
Gold Resource Corp.	277	936
Oil-Dri Corporation of America	25	851
United States Lime & Minerals, Inc.	10	800
Amyris, Inc.*	179	637
Valhi, Inc.	139	413
Covia Holdings Corp.*	199	390
Marrone Bio Innovations, Inc.*	249	374
Total Basic Materials		319,604
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	148	3,083
Diversified - 0.0%
GTY Technology Holdings, Inc.*	145	993
Total Common Stocks
(Cost $9,075,949)		9,613,259

WARRANTS††† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*,2	18	–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Hertz Global Holdings, Inc.*	202	394
Babcock & Wilcox Enterprises, Inc.*	155	6
A Schulman, Inc.*,†††,2	179	–
Nexstar Media Group, Inc.*,†††,2	852	–
Omthera Pharmaceuticals, Inc.*,†††,2	110	–
Tobira Therapeutics, Inc.*,†††,2	80	–
GTX, Inc.*	2	–
Total Rights
(Cost $4)		400

	Face Amount
FEDERAL AGENCY NOTES†† - 16.5%
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	$2,000,000	2,003,687
2.52% (3 Month USD LIBOR - 0.08%, Rate Floor: 0.00%) due 01/15/21[3]	500,000	499,851
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[3]	2,000,000	2,004,601
Freddie Mac
2.40% due 06/24/21	1,000,000	1,000,077
Total Federal Agency Notes
(Cost $5,504,512)		5,508,216

U.S. TREASURY BILLS†† - 5.6%
U.S. Treasury Bills
2.12% due 08/01/19[4,5]	1,600,000	1,597,231
2.11% due 07/16/19[5,6]	222,000	221,811
1.90% due 08/01/19[4,5]	50,000	49,913
Total U.S. Treasury Bills
(Cost $1,868,629)		1,868,955

REPURCHASE AGREEMENTS††,7 - 47.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[4]	10,606,575	10,606,575
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[4]	2,634,855	2,634,855
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[4]	2,634,855	2,634,855
Total Repurchase Agreements
(Cost $15,876,285)		15,876,285

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[9]	84,675	$84,675
Total Securities Lending Collateral
(Cost $84,675)		84,675
Total Investments - 98.6%
(Cost $32,410,054)		$32,951,790
Other Assets & Liabilities, net - 1.4%		456,200
Total Net Assets - 100.0%		$33,407,990

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	28	Sep 2019	$2,194,640	$56,741

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	2.40%	At Maturity	07/29/19	16,072	$25,178,073	$784,269
Barclays Bank plc	Russell 2000 Index	2.37%	At Maturity	07/31/19	13,618	21,333,815	664,521
Goldman Sachs International	Russell 2000 Index	2.62%	At Maturity	07/29/19	5,231	8,195,483	249,049
						$54,707,371	$1,697,839

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$9,613,259	$—	$—		$9,613,259
Warrants	—	—	—	*	—
Rights	400	—	—	*	400
Federal Agency Notes	—	5,508,216	—		5,508,216
U.S. Treasury Bills	—	1,868,955	—		1,868,955
Repurchase Agreements	—	15,876,285	—		15,876,285
Securities Lending Collateral	84,675	—	—		84,675
Equity Futures Contracts**	56,741	—	—		56,741
Equity Index Swap Agreements**	—	1,697,839	—		1,697,839
Total Assets	$9,755,075	$24,951,295	$—		$34,706,370

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 74.2%
Consumer, Non-cyclical - 16.4%
Johnson & Johnson	12,712	$1,770,527
Procter & Gamble Co.	12,009	1,316,787
Pfizer, Inc.	26,581	1,151,489
UnitedHealth Group, Inc.	4,550	1,110,246
Merck & Company, Inc.	12,327	1,033,619
Coca-Cola Co.	18,383	936,062
PepsiCo, Inc.	6,712	880,145
Abbott Laboratories	8,446	710,309
PayPal Holdings, Inc.*	5,625	643,837
Medtronic plc	6,418	625,049
Philip Morris International, Inc.	7,448	584,891
Thermo Fisher Scientific, Inc.	1,914	562,103
Amgen, Inc.	2,920	538,098
AbbVie, Inc.	7,075	514,494
Eli Lilly & Co.	4,137	458,338
Danaher Corp.	3,016	431,047
Altria Group, Inc.	8,957	424,114
Gilead Sciences, Inc.	6,088	411,305
Mondelez International, Inc. — Class A	6,896	371,694
Bristol-Myers Squibb Co.	7,831	355,136
Anthem, Inc.	1,231	347,401
Automatic Data Processing, Inc.	2,084	344,548
CVS Health Corp.	6,219	338,873
Becton Dickinson and Co.	1,291	325,345
Celgene Corp.*	3,377	312,170
Stryker Corp.	1,483	304,875
Colgate-Palmolive Co.	4,110	294,564
Intuitive Surgical, Inc.*	553	290,076
Boston Scientific Corp.*	6,658	286,161
Cigna Corp.	1,816	286,111
S&P Global, Inc.	1,178	268,337
Zoetis, Inc.	2,292	260,119
Illumina, Inc.*	704	259,178
Allergan plc	1,475	246,959
Vertex Pharmaceuticals, Inc.*	1,226	224,824
Kimberly-Clark Corp.	1,646	219,379
Biogen, Inc.*	928	217,031
Estee Lauder Companies, Inc. — Class A	1,049	192,082
Baxter International, Inc.	2,272	186,077
Edwards Lifesciences Corp.*	998	184,370
HCA Healthcare, Inc.	1,278	172,747
Humana, Inc.	647	171,649
Sysco Corp.	2,264	160,110
Constellation Brands, Inc. — Class A	801	157,749
Moody's Corp.	790	154,295
General Mills, Inc.	2,867	150,575
Alexion Pharmaceuticals, Inc.*	1,074	140,673
McKesson Corp.	909	122,160
IQVIA Holdings, Inc.*	755	121,479
Global Payments, Inc.	750	120,097
Monster Beverage Corp.*	1,874	119,617
Regeneron Pharmaceuticals, Inc.*	377	118,001
FleetCor Technologies, Inc.*	413	115,991
Zimmer Biomet Holdings, Inc.	980	115,385
Verisk Analytics, Inc. — Class A	783	114,678
Tyson Foods, Inc. — Class A	1,411	113,924
IDEXX Laboratories, Inc.*	412	113,436
IHS Markit Ltd.*	1,742	111,000
Archer-Daniels-Midland Co.	2,682	109,426
Corteva, Inc.*	3,585	106,008
Centene Corp.*	1,978	103,726
Total System Services, Inc.	779	99,922
Cintas Corp.	406	96,340
Align Technology, Inc.*	349	95,521
Clorox Co.	610	93,397
Kraft Heinz Co.	2,978	92,437
McCormick & Company, Inc.	586	90,836
Hershey Co.	667	89,398
Church & Dwight Company, Inc.	1,179	86,138
Kroger Co.	3,862	83,844
ResMed, Inc.	687	83,835
Laboratory Corporation of America Holdings*	472	81,609
Cooper Companies, Inc.	237	79,843
Equifax, Inc.	578	78,169
Teleflex, Inc.	221	73,184
Incyte Corp.*	852	72,386
Gartner, Inc.*	431	69,365
WellCare Health Plans, Inc.*	241	68,702
Cardinal Health, Inc.	1,427	67,212
Quest Diagnostics, Inc.	643	65,464
Dentsply Sirona, Inc.	1,120	65,363
Kellogg Co.	1,190	63,748
AmerisourceBergen Corp. — Class A	745	63,519
JM Smucker Co.	545	62,779
Conagra Brands, Inc.	2,325	61,659
Hologic, Inc.*	1,283	61,610
Varian Medical Systems, Inc.*	435	59,216
MarketAxess Holdings, Inc.	180	57,856
ABIOMED, Inc.*	216	56,266
Hormel Foods Corp.	1,304	52,864
Universal Health Services, Inc. — Class B	397	51,765
Molson Coors Brewing Co. — Class B	899	50,344
Henry Schein, Inc.*	714	49,909
United Rentals, Inc.*	376	49,869
Mylan N.V.*	2,468	46,991
Avery Dennison Corp.	404	46,734
Lamb Weston Holdings, Inc.	700	44,352
Brown-Forman Corp. — Class B	795	44,067
Nielsen Holdings plc	1,701	38,443
Campbell Soup Co.	923	36,985
DaVita, Inc.*	605	34,037
Robert Half International, Inc.	566	32,268
Nektar Therapeutics*	835	29,709
H&R Block, Inc.	973	28,509
Perrigo Company plc	598	28,477
Quanta Services, Inc.	680	25,969
Rollins, Inc.	706	25,324
Coty, Inc. — Class A	1,439	19,283
Total Consumer, Non-cyclical		25,786,013
Financial - 13.3%
Berkshire Hathaway, Inc. — Class B*	9,278	1,977,791
JPMorgan Chase & Co.	15,531	1,736,366

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Financial - 13.3% (continued)
Visa, Inc. — Class A	8,326	$1,444,977
Bank of America Corp.	42,336	1,227,744
Mastercard, Inc. — Class A	4,303	1,138,273
Wells Fargo & Co.	19,366	916,399
Citigroup, Inc.	11,071	775,302
American Tower Corp. — Class A REIT	2,115	432,412
American Express Co.	3,278	404,636
U.S. Bancorp	7,165	375,446
Goldman Sachs Group, Inc.	1,629	333,293
CME Group, Inc. — Class A	1,712	332,316
Chubb Ltd.	2,192	322,860
PNC Financial Services Group, Inc.	2,160	296,525
Morgan Stanley	6,121	268,161
BlackRock, Inc. — Class A	569	267,032
Crown Castle International Corp. REIT	1,990	259,397
Marsh & McLennan Companies, Inc.	2,447	244,088
Prologis, Inc. REIT	3,020	241,902
Simon Property Group, Inc. REIT	1,478	236,125
Intercontinental Exchange, Inc.	2,700	232,038
Charles Schwab Corp.	5,688	228,601
MetLife, Inc.	4,550	225,998
Progressive Corp.	2,796	223,484
Aon plc	1,151	222,120
American International Group, Inc.	4,164	221,858
Capital One Financial Corp.	2,248	203,983
Equinix, Inc. REIT	403	203,229
Prudential Financial, Inc.	1,944	196,344
Aflac, Inc.	3,569	195,617
Travelers Companies, Inc.	1,254	187,498
Bank of New York Mellon Corp.	4,217	186,181
BB&T Corp.	3,666	180,111
Public Storage REIT	719	171,244
Allstate Corp.	1,595	162,196
Welltower, Inc. REIT	1,937	157,924
AvalonBay Communities, Inc. REIT	667	135,521
Equity Residential REIT	1,774	134,682
SunTrust Banks, Inc.	2,124	133,493
T. Rowe Price Group, Inc.	1,132	124,192
SBA Communications Corp. REIT*	542	121,863
Ventas, Inc. REIT	1,767	120,774
Discover Financial Services	1,550	120,264
Willis Towers Watson plc	619	118,563
Digital Realty Trust, Inc. REIT	997	117,437
M&T Bank Corp.	654	111,226
Synchrony Financial	3,036	105,258
Realty Income Corp. REIT	1,506	103,869
State Street Corp.	1,787	100,179
Fifth Third Bancorp	3,481	97,120
Hartford Financial Services Group, Inc.	1,730	96,396
Boston Properties, Inc. REIT	740	95,460
Weyerhaeuser Co. REIT	3,566	93,928
Northern Trust Corp.	1,042	93,780
Ameriprise Financial, Inc.	641	93,048
Essex Property Trust, Inc. REIT	315	91,958
KeyCorp	4,827	85,679
Arthur J Gallagher & Co.	887	77,692
Citizens Financial Group, Inc.	2,194	77,580
First Republic Bank	789	77,046
CBRE Group, Inc. — Class A*	1,497	76,796
Alexandria Real Estate Equities, Inc. REIT	541	76,330
Cincinnati Financial Corp.	726	75,264
HCP, Inc. REIT	2,288	73,170
Regions Financial Corp.	4,851	72,474
Principal Financial Group, Inc.	1,240	71,821
Loews Corp.	1,285	70,251
Huntington Bancshares, Inc.	5,010	69,238
Extra Space Storage, Inc. REIT	610	64,721
Host Hotels & Resorts, Inc. REIT	3,547	64,626
Mid-America Apartment Communities, Inc. REIT	545	64,179
Lincoln National Corp.	969	62,452
UDR, Inc. REIT	1,348	60,512
SVB Financial Group*	250	56,147
Cboe Global Markets, Inc.	535	55,442
Duke Realty Corp. REIT	1,720	54,369
Comerica, Inc.	738	53,608
Regency Centers Corp. REIT	799	53,325
Nasdaq, Inc.	554	53,278
Vornado Realty Trust REIT	831	53,267
E*TRADE Financial Corp.	1,171	52,227
Raymond James Financial, Inc.	605	51,153
Franklin Resources, Inc.	1,409	49,033
Everest Re Group Ltd.	195	48,200
Federal Realty Investment Trust REIT	359	46,225
Torchmark Corp.	484	43,299
Iron Mountain, Inc. REIT	1,374	43,006
Western Union Co.	2,062	41,013
Zions Bancorp North America	874	40,187
Invesco Ltd.	1,917	39,222
Kimco Realty Corp. REIT	2,020	37,330
Apartment Investment & Management Co. — Class A REIT	713	35,736
Unum Group	1,014	34,020
SL Green Realty Corp. REIT	404	32,470
People's United Financial, Inc.	1,887	31,664
Assurant, Inc.	294	31,276
Alliance Data Systems Corp.	216	30,268
Jefferies Financial Group, Inc.	1,213	23,326
Affiliated Managers Group, Inc.	245	22,574
Macerich Co. REIT	507	16,979
Total Financial		20,986,957
Technology - 12.4%
Microsoft Corp.	36,688	4,914,725
Apple, Inc.	20,927	4,141,872
Intel Corp.	21,435	1,026,093
Adobe, Inc.*	2,336	688,302
Oracle Corp.	11,618	661,877
International Business Machines Corp.	4,245	585,385
salesforce.com, Inc.*	3,718	564,132
Accenture plc — Class A	3,053	564,103

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Technology - 12.4% (continued)
Broadcom, Inc.	1,894	$545,207
Texas Instruments, Inc.	4,491	515,387
NVIDIA Corp.	2,916	478,895
QUALCOMM, Inc.	5,820	442,727
Intuit, Inc.	1,241	324,311
Micron Technology, Inc.*	5,298	204,450
Applied Materials, Inc.	4,482	201,287
Analog Devices, Inc.	1,770	199,780
Fidelity National Information Services, Inc.	1,550	190,154
Activision Blizzard, Inc.	3,666	173,035
Cognizant Technology Solutions Corp. — Class A	2,726	172,801
Fiserv, Inc.*	1,879	171,290
Autodesk, Inc.*	1,051	171,208
Red Hat, Inc.*	851	159,784
HP, Inc.	7,212	149,937
Electronic Arts, Inc.*	1,420	143,789
Xilinx, Inc.	1,216	143,391
Lam Research Corp.	718	134,869
Advanced Micro Devices, Inc.*	4,246	128,951
Paychex, Inc.	1,531	125,986
Cerner Corp.	1,557	114,128
Microchip Technology, Inc.[1]	1,139	98,751
MSCI, Inc. — Class A	405	96,710
Hewlett Packard Enterprise Co.	6,411	95,844
Cadence Design Systems, Inc.*	1,345	95,239
Synopsys, Inc.*	717	92,271
KLA-Tencor Corp.	774	91,487
ANSYS, Inc.*	402	82,338
Maxim Integrated Products, Inc.	1,304	78,005
NetApp, Inc.	1,182	72,929
Broadridge Financial Solutions, Inc.	556	70,990
DXC Technology Co.	1,284	70,813
Western Digital Corp.	1,403	66,713
Skyworks Solutions, Inc.	827	63,902
Akamai Technologies, Inc.*	786	62,990
Take-Two Interactive Software, Inc.*	539	61,193
Citrix Systems, Inc.	599	58,786
Seagate Technology plc	1,206	56,827
Fortinet, Inc.*	695	53,397
Jack Henry & Associates, Inc.	370	49,550
Qorvo, Inc.*	570	37,968
Xerox Corp.	936	33,144
IPG Photonics Corp.*	170	26,223
Total Technology		19,553,926
Communications - 11.2%
Amazon.com, Inc.*	1,980	3,749,387
Facebook, Inc. — Class A*	11,501	2,219,693
Alphabet, Inc. — Class C*	1,467	1,585,695
Alphabet, Inc. — Class A*	1,434	1,552,735
AT&T, Inc.	34,938	1,170,773
Walt Disney Co.	8,358	1,167,111
Verizon Communications, Inc.	19,800	1,131,174
Cisco Systems, Inc.	20,495	1,121,691
Comcast Corp. — Class A	21,685	916,842
Netflix, Inc.*	2,093	768,801
Booking Holdings, Inc.*	207	388,065
Charter Communications, Inc. — Class A*	823	325,233
eBay, Inc.	3,922	154,919
Motorola Solutions, Inc.	789	131,550
Corning, Inc.	3,757	124,845
Twitter, Inc.*	3,495	121,975
VeriSign, Inc.*	502	104,998
Omnicom Group, Inc.	1,054	86,375
CBS Corp. — Class B	1,685	84,082
Expedia Group, Inc.	566	75,295
Arista Networks, Inc.*	253	65,684
Symantec Corp.	2,960	64,410
Fox Corp. — Class A	1,696	62,141
CenturyLink, Inc.	4,592	54,002
Viacom, Inc. — Class B	1,693	50,570
Discovery, Inc. — Class C*	1,726	49,105
Juniper Networks, Inc.	1,649	43,913
DISH Network Corp. — Class A*	1,103	42,366
Interpublic Group of Companies, Inc.	1,852	41,837
F5 Networks, Inc.*	286	41,650
Fox Corp. — Class B	777	28,384
News Corp. — Class A	1,845	24,889
Discovery, Inc. — Class A*	756	23,209
TripAdvisor, Inc.*	495	22,914
News Corp. — Class B	592	8,264
Total Communications		17,604,577
Industrial - 6.9%
Boeing Co.	2,505	911,845
Honeywell International, Inc.	3,483	608,097
Union Pacific Corp.	3,389	573,114
United Technologies Corp.	3,883	505,567
3M Co.	2,759	478,245
General Electric Co.	41,749	438,365
Lockheed Martin Corp.	1,177	427,887
Caterpillar, Inc.	2,738	373,162
United Parcel Service, Inc. — Class B	3,339	344,818
CSX Corp.	3,680	284,722
Northrop Grumman Corp.	812	262,365
Norfolk Southern Corp.	1,272	253,548
Deere & Co.	1,517	251,382
General Dynamics Corp.	1,300	236,366
Raytheon Co.	1,334	231,956
Illinois Tool Works, Inc.	1,435	216,412
Waste Management, Inc.	1,871	215,857
Emerson Electric Co.	2,943	196,357
FedEx Corp.	1,147	188,326
Roper Technologies, Inc.	497	182,031
Eaton Corporation plc	2,026	168,725
Johnson Controls International plc	3,810	157,391
TE Connectivity Ltd.	1,613	154,493
Ingersoll-Rand plc	1,155	146,304
Amphenol Corp. — Class A	1,429	137,098
Cummins, Inc.	694	118,910
Fortive Corp.	1,412	115,106
TransDigm Group, Inc.*	234	113,209
Agilent Technologies, Inc.	1,513	112,976
Ball Corp.	1,603	112,194
Harris Corp.	565	106,858

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Industrial - 6.9% (continued)
Stanley Black & Decker, Inc.	725	$104,842
Parker-Hannifin Corp.	614	104,386
Mettler-Toledo International, Inc.*	118	99,120
AMETEK, Inc.	1,090	99,016
L3 Technologies, Inc.	380	93,165
Rockwell Automation, Inc.	566	92,728
Republic Services, Inc. — Class A	1,032	89,413
Amcor plc*	7,770	89,277
Vulcan Materials Co.	632	86,780
Keysight Technologies, Inc.*	901	80,919
Xylem, Inc.	861	72,014
Waters Corp.*	332	71,460
Dover Corp.	696	69,739
Martin Marietta Materials, Inc.	299	68,803
Expeditors International of Washington, Inc.	823	62,433
Textron, Inc.	1,114	59,087
Kansas City Southern	481	58,595
Wabtec Corp.[1]	773	55,470
CH Robinson Worldwide, Inc.	654	55,165
Masco Corp.	1,405	55,132
PerkinElmer, Inc.	531	51,157
Allegion plc	450	49,747
Arconic, Inc.	1,911	49,342
Jacobs Engineering Group, Inc.	549	46,330
Garmin Ltd.	580	46,284
Westrock Co.	1,230	44,858
Huntington Ingalls Industries, Inc.	199	44,723
Snap-on, Inc.	265	43,895
Packaging Corporation of America	452	43,085
Fortune Brands Home & Security, Inc.	670	38,277
J.B. Hunt Transport Services, Inc.	416	38,026
FLIR Systems, Inc.	648	35,057
Flowserve Corp.	627	33,037
Sealed Air Corp.	745	31,871
AO Smith Corp.	675	31,833
Pentair plc	757	28,160
Total Industrial		10,846,912
Consumer, Cyclical - 6.2%
Home Depot, Inc.	5,268	1,095,586
McDonald's Corp.	3,656	759,205
Walmart, Inc.	6,697	739,951
Costco Wholesale Corp.	2,106	556,531
NIKE, Inc. — Class B	6,017	505,127
Starbucks Corp.	5,799	486,130
Lowe's Companies, Inc.	3,748	378,211
TJX Companies, Inc.	5,806	307,021
General Motors Co.	6,315	243,317
Target Corp.	2,453	212,454
Walgreens Boots Alliance, Inc.	3,721	203,427
Ford Motor Co.	18,759	191,905
Marriott International, Inc. — Class A	1,323	185,604
Ross Stores, Inc.	1,759	174,352
Dollar General Corp.	1,237	167,193
Yum! Brands, Inc.	1,465	162,131
Delta Air Lines, Inc.	2,852	161,851
O'Reilly Automotive, Inc.*	374	138,126
Hilton Worldwide Holdings, Inc.	1,394	136,250
VF Corp.	1,559	136,179
AutoZone, Inc.*	117	128,638
Dollar Tree, Inc.*	1,137	122,102
Southwest Airlines Co.	2,340	118,825
PACCAR, Inc.	1,658	118,812
Royal Caribbean Cruises Ltd.	823	99,756
Aptiv plc	1,234	99,744
United Continental Holdings, Inc.*	1,058	92,628
Ulta Beauty, Inc.*	266	92,273
Fastenal Co.	2,740	89,297
Carnival Corp.	1,917	89,236
Chipotle Mexican Grill, Inc. — Class A*	116	85,014
Best Buy Company, Inc.	1,112	77,540
Genuine Parts Co.	699	72,402
Copart, Inc.*	965	72,124
Darden Restaurants, Inc.	589	71,699
DR Horton, Inc.	1,626	70,129
MGM Resorts International	2,442	69,768
CarMax, Inc.*	795	69,030
Lennar Corp. — Class A	1,366	66,196
Tractor Supply Co.	577	62,778
American Airlines Group, Inc.	1,895	61,796
Hasbro, Inc.	554	58,547
WW Grainger, Inc.	215	57,669
Wynn Resorts Ltd.	464	57,531
Norwegian Cruise Line Holdings Ltd.*	1,031	55,293
Advance Auto Parts, Inc.	342	52,716
Tiffany & Co.	517	48,412
Tapestry, Inc.	1,389	44,073
Mohawk Industries, Inc.*	295	43,504
Whirlpool Corp.	303	43,135
BorgWarner, Inc.	992	41,644
LKQ Corp.*	1,503	39,995
PulteGroup, Inc.	1,220	38,577
Alaska Air Group, Inc.	591	37,771
Kohl's Corp.	776	36,899
PVH Corp.	359	33,976
Macy's, Inc.	1,478	31,718
Hanesbrands, Inc.	1,731	29,808
Newell Brands, Inc.	1,863	28,727
L Brands, Inc.	1,098	28,658
Ralph Lauren Corp. — Class A	250	28,397
Harley-Davidson, Inc.	762	27,302
Capri Holdings Ltd.*	722	25,039
Leggett & Platt, Inc.	628	24,096
Under Armour, Inc. — Class A*	900	22,815
Foot Locker, Inc.	538	22,553
Under Armour, Inc. — Class C*	930	20,646
Gap, Inc.	1,013	18,204
Nordstrom, Inc.	503	16,026
Total Consumer, Cyclical		9,784,069
Energy - 3.7%
Exxon Mobil Corp.	20,257	1,552,294
Chevron Corp.	9,120	1,134,893

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 74.2% (continued)
Energy - 3.7% (continued)
ConocoPhillips	5,411	$330,071
Schlumberger Ltd.	6,631	263,516
EOG Resources, Inc.	2,777	258,705
Kinder Morgan, Inc.	9,321	194,622
Phillips 66	2,000	187,080
Occidental Petroleum Corp.	3,581	180,053
Marathon Petroleum Corp.	3,172	177,251
Valero Energy Corp.	1,998	171,049
Anadarko Petroleum Corp.	2,404	169,626
Williams Companies, Inc.	5,802	162,688
ONEOK, Inc.	1,976	135,969
Pioneer Natural Resources Co.	806	124,011
Concho Resources, Inc.	960	99,053
Halliburton Co.	4,184	95,144
Diamondback Energy, Inc.	741	80,747
Hess Corp.	1,220	77,556
Baker Hughes a GE Co.	2,465	60,713
Devon Energy Corp.	1,987	56,669
Marathon Oil Corp.	3,916	55,646
TechnipFMC plc	2,016	52,295
Apache Corp.	1,800	52,146
Noble Energy, Inc.	2,290	51,296
Cabot Oil & Gas Corp. — Class A	2,026	46,517
National Oilwell Varco, Inc.	1,847	41,059
HollyFrontier Corp.	752	34,803
Cimarex Energy Co.	486	28,834
Helmerich & Payne, Inc.	529	26,778
Total Energy		5,901,084
Utilities - 2.4%
NextEra Energy, Inc.	2,293	469,744
Duke Energy Corp.	3,486	307,605
Dominion Energy, Inc.	3,841	296,986
Southern Co.	4,982	275,405
Exelon Corp.	4,648	222,825
American Electric Power Company, Inc.	2,362	207,880
Sempra Energy	1,314	180,596
Xcel Energy, Inc.	2,464	146,583
Public Service Enterprise Group, Inc.	2,420	142,344
Consolidated Edison, Inc.	1,565	137,219
WEC Energy Group, Inc.	1,510	125,889
Eversource Energy	1,537	116,443
DTE Energy Co.	877	112,151
PPL Corp.	3,455	107,140
Edison International	1,559	105,092
FirstEnergy Corp.	2,417	103,472
American Water Works Company, Inc.	864	100,224
Entergy Corp.	909	93,563
Ameren Corp.	1,176	88,329
CMS Energy Corp.	1,359	78,700
Evergy, Inc.	1,169	70,315
CenterPoint Energy, Inc.	2,404	68,827
Atmos Energy Corp.	560	59,113
Alliant Energy Corp.	1,131	55,509
AES Corp.	3,177	53,247
NiSource, Inc.	1,785	51,408
Pinnacle West Capital Corp.	537	50,526
NRG Energy, Inc.	1,279	44,919
Total Utilities		3,872,054
Basic Materials - 1.7%
Linde plc	2,599	521,879
DuPont de Nemours, Inc.	3,585	269,126
Ecolab, Inc.	1,214	239,692
Air Products & Chemicals, Inc.	1,053	238,368
Sherwin-Williams Co.	388	177,817
Dow, Inc.	3,585	176,776
Newmont Goldcorp Corp.	3,923	150,918
PPG Industries, Inc.	1,130	131,882
LyondellBasell Industries N.V. — Class A	1,453	125,147
International Paper Co.	1,902	82,395
Freeport-McMoRan, Inc.	6,945	80,631
Nucor Corp.	1,459	80,391
International Flavors & Fragrances, Inc.[1]	485	70,369
Celanese Corp. — Class A	606	65,327
FMC Corp.	630	52,258
Eastman Chemical Co.	663	51,601
CF Industries Holdings, Inc.	1,058	49,419
Mosaic Co.	1,699	42,526
Albemarle Corp.	507	35,698
Total Basic Materials		2,642,220
Total Common Stocks
(Cost $104,177,519)		116,977,812

	Face Amount
U.S. TREASURY BILLS†† - 3.4%
U.S. Treasury Bills
2.12% due 08/01/19[2,3]	$4,100,000	4,092,904
1.90% due 08/01/19[2,3]	1,150,000	1,148,009
2.11% due 07/16/19[3,4]	210,000	209,821
Total U.S. Treasury Bills
(Cost $5,450,018)		5,450,734

FEDERAL AGENCY DISCOUNT NOTES†† - 3.2%
Fannie Mae
1.66% due 07/01/19[3]	5,000,000	5,000,000
Total Federal Agency Discount Notes
(Cost $5,000,000)		5,000,000

REPURCHASE AGREEMENTS††,5 - 15.8%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[2]	16,631,812	16,631,812
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[2]	4,131,626	4,131,626
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[2]	4,131,626	4,131,626
Total Repurchase Agreements
(Cost $24,895,064)		24,895,064

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[7]	123,857	$123,857
Total Securities Lending Collateral
(Cost $123,857)		123,857
Total Investments - 96.7%
(Cost $139,646,458)		$152,447,467
Other Assets & Liabilities, net - 3.3%		5,123,237
Total Net Assets - 100.0%		$157,570,704

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	9	Sep 2019	$1,324,463	$(627)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.82%	At Maturity	07/29/19	37,792	$111,175,142	$1,007,220
Barclays Bank plc	S&P 500 Index	2.82%	At Maturity	07/31/19	18,792	55,280,611	525,790
BNP Paribas	S&P 500 Index	2.85%	At Maturity	07/29/19	10,471	30,803,184	292,979
						$197,258,937	$1,825,989

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$116,977,812	$—	$—	$116,977,812
U.S. Treasury Bills	—	5,450,734	—	5,450,734
Federal Agency Discount Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	24,895,064	—	24,895,064
Securities Lending Collateral	123,857	—	—	123,857
Equity Index Swap Agreements**	—	1,825,989	—	1,825,989
Total Assets	$117,101,669	$37,171,787	$—	$154,273,456

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$627	$—	$—	$627

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their net asset value ("NAV").

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments ("GI"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.53%			1.75%
Due 07/01/19	$81,564,094	$81,581,290	06/15/22	$83,033,500	$83,195,381

Bank of America Merrill Lynch			U.S. Treasury Note
2.48%			0.88%
Due 07/01/19	20,261,916	20,266,103	07/31/19	20,619,200	20,667,188

Barclays Capital			U.S. Treasury Bond
2.40%			3.63%
Due 07/01/19	20,261,914	20,265,968	02/15/44	16,916,200	20,667,171

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
S&P 500® 2x Strategy Fund	$121,471	$123,857
NASDAQ-100® 2x Strategy Fund	2,819,685	2,886,823
Russell 2000® 2x Strategy Fund	83,624	84,675

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$41,214,006	$5,377,198	$(297,303)	$5,079,895
Inverse Dow 2x Strategy Fund	5,878,706	1,691	(59,449)	(57,758)
Inverse NASDAQ-100® 2x Strategy Fund	10,471,583	1,173	(145,462)	(144,289)
Inverse Russell 2000® 2x Strategy Fund	14,936,357	4,886	(847,867)	(842,981)
Inverse S&P 500® 2x Strategy Fund	19,072,373	3,790	(400,399)	(396,609)
NASDAQ-100® 2x Strategy Fund	412,823,419	70,718,521	(1,782,039)	68,936,482
Russell 2000® 2x Strategy Fund	33,028,042	2,043,529	(365,201)	1,678,328
S&P 500® 2x Strategy Fund	150,287,981	5,172,851	(1,188,003)	3,984,848

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.